United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21803

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        ---------------------------------
             (Exact name of the registrant as specified in charter)

                          210 West Pennsylvania Avenue
                             Towson, Maryland 21204
                          ----------------------------
               (Address of principle executive offices) (Zip code)

                                Theresa D. Becks
                    Campbell & Company Investment Adviser LLC
                          210 West Pennsylvania Avenue
                             Towson, Maryland 21204
                    -----------------------------------------
                    (name and address for agent for service)

        Registrant's telephone number including area code: (800) 698-7235

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2006

Item 1. Schedule of Investments (Unaudited)
-------------------------------------------

INVESTMENT SECURITIES

                                                                                                                       % OF NET
                                                                                                                         ASSET
   Common Stocks (United States)                                               SHARES             VALUE                  VALUE
   -----------------------------                                            -----------       -----------             -----------
          Basic Materials
                                 ALLEGHENY TECHNOLOGIES INC                         132           $ 8,076                 0.02%
                                 APTARGROUP COM                                     489            27,017                 0.07%
                                 CABOT CORP COM                                     737            25,051                 0.06%
                                 CLEVELAND CLIFFS INCCOM                            131            11,413                 0.03%
                                 CROWN HOLDINGS INC *                                60             1,064                 0.00%
                                 DOW CHEM USD2.5                                    310            12,586                 0.03%
                                 ECOLAB INC COM                                     252             9,626                 0.02%
                                 FULLER H B CO COM                                  413            21,203                 0.05%
                                 LUBRIZOL CORP COM                                  101             4,328                 0.01%
                                 LYONDELL PETROCHEMICAL CO                          637            12,676                 0.03%
                                 MARTIN MARIETTA MATERIALS INC COM                   47             5,030                 0.01%
                                 MEADWESTVACO CORP Com                              128             3,496                 0.01%
                                 NALCO HOLDING CO *                                 546             9,664                 0.02%
                                 NUCOR CORP COM                                      84             8,802                 0.02%
                                 OWENS ILL INC COM *                                259             4,499                 0.01%
                                 PRAXAIR INC COM                                    184            10,148                 0.03%
                                 RELIANCE STEEL & ALUMINUM CO                        50             4,696                 0.01%
                                 ROHM & HAAS CO                                   1,044            51,020                 0.13%
                                 ROYAL GOLD INC COM                                 480            17,371                 0.04%
                                 RPM INC OHIO COM                                   280             5,023                 0.01%
                                 RYERSON INC                                         42             1,124                 0.00%
                                 SYMYX TECH INC *                                   122             3,384                 0.01%
                                 TEMPLE INLAND INC COM                              176             7,841                 0.02%
                                 THE SCOTTS MIRACLE-GRO COMPANY                     581            26,587                 0.08%
                                 TITANIUM METALS CORP *                             250            12,137                 0.04%
                                                                                        ------------------         -------------
                                                                                                  303,863                 0.76%
                                                                                        ------------------         -------------
          Communications
                                 AMERICAN TOWER CORP CL A COM *                   4,410           133,711                 0.33%
                                 CENTURYTEL INC COM STK                           1,811            70,846                 0.18%
                                 CITIZENS COMM CO COM STK                           485             6,436                 0.02%
                                 COMMONWEALTH TELEPHONE ENTRP                       107             3,686                 0.01%
                                 CROWN CASTLE INTL CORP COM *                     5,863           166,216                 0.41%
                                 FAIRPOINT COMM                                     173             2,391                 0.01%
                                 IOWA TELECOMM SR                                   149             2,843                 0.01%
                                 SYNIVERSE HLDGS *                                  260             4,108                 0.01%
                                 VALOR COMMS GP                                     700             9,212                 0.02%
                                                                                        ------------------         -------------
                                                                                                  399,449                 1.00%
                                                                                        ------------------         -------------
          Consumer, Cyclical
                                 ALDERWOODS GROUP INC COM STK *                     351             6,283                 0.02%
                                 AMBASSADORS GRP                                    979            24,867                 0.06%
                                 AMERICAN EAGLE OUTFITTERS                          623            18,603                 0.05%
                                 APOLLO GROUP INC CL A COM *                        133             6,984                 0.02%
                                 ARBITRON COM STK                                   603            20,393                 0.05%
                                 AUTONATION INC *                                 1,362            29,351                 0.07%
                                 BARNES & NOBLE INC COM                           2,705           125,106                 0.31%
                                 BELO CORPORATION COM STK                           555            11,033                 0.03%
                                 BLUE NILE *                                      1,231            43,319                 0.11%
                                 BORG WARNER AUTOMOTIVE INC                         336            20,173                 0.05%
                                 BRINKER USD COM                                      6               254                 0.00%
                                 CARTER HOLDINGS INC COM *                          842            56,827                 0.14%
                                 CENTEX CORP COM                                  1,006            62,362                 0.16%
                                 CHARMING SHOPPES INCCOM *                           82             1,219                 0.00%
                                 CHEESECAKE FACTORY COM *                           150             5,618                 0.01%
                                 CHICOS FAS INC COM *                             3,685           149,758                 0.38%
                                 CHOICE HOTELS INTL INC COM                         208             9,522                 0.02%
                                 CIRCUIT CITY STORES-CIRCUIT CITY GROUP           1,925            47,124                 0.12%
                                 COACH INC *                                      6,302           217,923                 0.55%
                                 COOPER TIRE & RUBR CO COM                          111             1,592                 0.00%
                                 CSK AUTO CORP COM *                              4,277            59,322                 0.15%
                                 CUMULUS MEDIA INC- CL A COM *                       95             1,070                 0.00%
                                 DARDEN RESTAURANTS INC COM                       2,668           109,468                 0.28%
                                 DEVRY INC DEL COM *                                 59             1,343                 0.00%
                                 DOLLAR TREE STORES INC COM *                       313             8,661                 0.02%
                                 DOMINOS PIZZA                                    4,566           130,359                 0.33%
                                 EMMIS BROADCASTING CORP *                        1,716            27,456                 0.07%
                                 FEDERATED DEP COM                                    2               146                 0.00%
                                 FLEETWOOD ENTERPRISES INC COM *                    235             2,625                 0.01%
                                 FURNITURE BRANDS COM                                41             1,005                 0.00%
                                 GAYLORD ENTERTAINMENT CO *                          48             2,178                 0.01%
                                 GENESCO INC COM *                                  119             4,628                 0.01%
                                 GENUINE PARTS CO COM                               134             5,873                 0.01%
                                 GETTY IMAGES INC COM STK *                       1,067            79,897                 0.20%
                                 GOODYEAR TIRE *                                  2,684            38,864                 0.10%
                                 GROUP 1 AUTOMOTIVE INC                             781            37,129                 0.09%
                                 GUITAR CENTER INC COM *                              8               382                 0.00%
                                 HARLEY DAVID USD COM                               411            21,323                 0.05%
                                 HASBRO INC SHS                                   4,737            99,951                 0.25%
                                 HILTON HOTELS CORP COM                             777            19,782                 0.05%
                                 ITT EDL SVCS INC COM *                             114             7,302                 0.02%
                                 JACK IN THE BOX *                                   15               653                 0.00%
                                 JAKKS PAC INC COM *                                165             4,412                 0.01%
                                 JOHNSON CTLS INC COM                               622            47,228                 0.12%
                                 KB HOME                                            666            43,277                 0.11%
                                 K-SWISS INC COM A                                1,576            47,501                 0.12%
                                 LAUREATE EDUCATION INC *                            97             5,174                 0.01%
                                 LOWE'S COS INC COM                                 298            19,203                 0.05%
                                 MCDONALDS COM                                    1,178            40,476                 0.10%
                                 MEDIA GEN INC CL A                                   3               140                 0.00%
                                 MGM MIRAGE INC COM *                                48             2,068                 0.01%
                                 NORDSTROM INC COM                                2,422            94,894                 0.24%
                                 OFFICEMAX INC                                      594            17,921                 0.05%
                                 OMNICOM GROUP                                       66             5,495                 0.01%
                                 OXFORD INDS INC COM                              1,957           100,061                 0.25%
                                 PACIFIC SUNWEAR OF CALIFORNIA INC *                385             8,532                 0.02%
                                 PAPA JOHNS INTL COM *                            4,654           152,698                 0.38%
                                 PAYLESS SHOESOURCE COM *                         3,810            87,211                 0.22%
                                 PENN NATL GAMING INCCOM *                          142             5,990                 0.02%
                                 POLO RALPH LAUREN CORP CL-A COM                    303            18,365                 0.05%
                                 R.H. DONNELLEY CORP COM *                        1,589            92,527                 0.23%
                                 RADIO ONE CLASS D COM STK *                      1,195             8,915                 0.02%
                                 RADIOSHACK CORP COM STK                            391             7,519                 0.02%
                                 REGAL ENTMT GRP                                    328             6,170                 0.02%
                                 REGIS CORP MINNESOTACOM                            991            34,170                 0.09%
                                 RENT-A-CENTER INC COM *                            224             5,725                 0.01%
                                 SCHOLASTIC CORP *                                4,758           127,324                 0.32%
                                 SCRIPPS CO (E.W.) CL A NEW                         549            24,546                 0.06%
                                 SELECT COMFORT CORPORATION *                        96             3,797                 0.01%
                                 SERVICEMASTER COMP COM                             169             2,217                 0.01%
                                 SIX FLAGS INC COM NEW *                          7,700            78,386                 0.20%
                                 STANDARD PAC CORP NEW                              295             9,918                 0.02%
                                 STARWOOD HOTELS & RESORTS WORLDWIDE                291            19,709                 0.05%
                                 STATION CASINOS INC COM                              2               159                 0.00%
                                 STEIN MART INC COM                                 116             2,021                 0.01%
                                 STRIDE RITE CORP                                   868            12,569                 0.03%
                                 TALBOTS INC COM                                  1,527            41,030                 0.10%
                                 TARGET CORP COM STK                              3,608           187,652                 0.47%
                                 TIFFANY AND CO NEW COM                             976            36,639                 0.09%
                                 TIME WARNER INC COM STK                          8,137           136,620                 0.34%
                                 TIVO INC COM STK *                                 315             2,278                 0.01%
                                 TRW AUTOMOTIVE HLDGS CORP COM *                    141             3,285                 0.01%
                                 TUPPERWARE BRANDS CORPORATION                      935            19,252                 0.05%
                                 URBAN OUTFITTERS INCCOM *                        2,540            62,332                 0.16%
                                 V F CORP                                            88             5,007                 0.01%
                                 VAIL RESORTS INC COM *                             212             8,103                 0.02%
                                 WALT DISNEY COMPANY (HOLDING COMPANY)               59             1,646                 0.00%
                                 WHIRLPOOL CORP                                      90             8,232                 0.02%
                                 WINNEBAGO IND INC                                  205             6,220                 0.02%
                                 WOLVERINE WORLD WIDEINC COM                        362             8,011                 0.02%
                                 XM SATELLITE *                                     476            10,601                 0.03%
                                 YANKEE CANDLE CO COM STK                           197             5,392                 0.01%
                                                                                        ------------------         -------------
                                                                                                3,196,345                 8.03%
                                                                                        ------------------         -------------

          Consumer, Non-Cyclical
                                 ALTRIA GROUP INC                                 1,095            77,592                 0.20%
                                 BJ'S WHOLESALE CLUB INC COM *                       99             3,119                 0.01%
                                 CAMPBELL SOUP USD COM                              263             8,521                 0.02%
                                 CHATTEM INC COM *                                  352            13,253                 0.03%
                                 CHIQUITA BRANDS INTERNATIONAL INC                  695            11,655                 0.03%
                                 COLGATE PALMOLIVE USD1                             220            12,562                 0.03%
                                 CONSTELLATION BRANDSINC-A *                        653            16,358                 0.04%
                                 CVS CORP COM                                       503            15,025                 0.04%
                                 DEAN FOODS CO NEW *                                266            10,329                 0.03%
                                 ELIZABETH ARDEN INC *                              155             3,615                 0.01%
                                 ENERGIZER HOLDINGS INC *                           882            46,746                 0.12%
                                 FRESH DEL MONTE PRODUCE                            202             4,272                 0.01%
                                 GENERAL MLS USD.75                               1,555            78,807                 0.20%
                                 GOLD KIST INC *                                    515             6,510                 0.02%
                                 HORMEL GEO A & CO COM                              734            24,809                 0.06%
                                 MANNATECH INC                                      322             5,596                 0.01%
                                 MCCORMICK & CO INC COM NON VTG                     825            27,935                 0.07%
                                 PATHMARK STORES INC *                              525             5,492                 0.01%
                                 PEPSIAMERICAS INC                                  146             3,570                 0.01%
                                 PEPSICO INC COM STK                                 60             3,467                 0.01%
                                 PERFORMANCE FOOD GROUP *                         4,339           135,333                 0.33%
                                 PILGRIMS PRIDE CORPORATION                       3,125            67,718                 0.17%
                                 PLAYTEX PRODS INC COM *                          1,852            19,390                 0.05%
                                 PREMIUM STANDARD FARMS INC COM                   2,433            42,699                 0.11%
                                 PROCTER & GAMBLE CO                              3,882           223,720                 0.56%
                                 RALCORP HOLDINGS INCCOM *                           68             2,587                 0.01%
                                 REDDY ICE HLDGS                                    438             9,728                 0.02%
                                 SMITHFIELD FOODS INCCOM *                          140             4,108                 0.01%
                                 SUPERVALUE COM                                     581            17,906                 0.05%
                                 TOOTSIE ROLL INDS INC                              530            15,513                 0.04%
                                 USANA INC CDT-SHS *                                 11               458                 0.00%
                                 WALGREEN USD.625 COM                                 6               258                 0.00%
                                 WHOLEFOODS MARKET INC                              313            20,796                 0.05%
                                                                                        ------------------         -------------
                                                                                                  939,446                 2.36%
                                                                                        ------------------         -------------
          Diversified
                                 THE MOSAIC CO *                                    851            12,211                 0.03%
                                                                                        ------------------         -------------

          Energy
                                 AMERADA HESS CORP COM                                2               284                 0.00%
                                 EOG RESOURCES INC COM STK                          159            11,448                 0.03%
                                 EXXON MOBIL CORP COM STK                           382            23,248                 0.06%
                                 FRONTIER OIL CORP COM STK                          551            32,701                 0.08%
                                 GENERAL MARITIME CORP COM                        3,152           105,088                 0.25%
                                 GIANT INDS INC COM *                                22             1,530                 0.00%
                                 GLOBAL INDS LTD COM *                            1,513            21,923                 0.06%
                                 NABORS INDUSTRIES LTD *                              4               143                 0.00%
                                 NORTHERN BORDER PARTNERS L P                       304            14,568                 0.04%
                                 NS GROUP INC COM *                               1,774            81,657                 0.20%
                                 SUNOCO INC                                         954            74,002                 0.19%
                                 TODCO ***                                        1,466            57,775                 0.15%
                                 TRANSMONTAIGNE INC COM *                            49               481                 0.00%
                                 TRANSOCEAN INC ***                                 506            40,632                 0.10%
                                 USEC INC COM STK *                               2,894            34,873                 0.09%
                                 WILLIAMS CLAYTON ENERGY INC *                       52             2,127                 0.01%
                                                                                        ------------------         -------------
                                                                                                  502,480                 1.26%
                                                                                        ------------------         -------------

          Financial
                                 ACCREDITED HOME LENDRS HLDG CO COM *             2,475           126,671                 0.32%
                                 ADVANTA CL-B NVTG                                  312            11,503                 0.03%
                                 AFLAC USD.10 COM                                 1,068            48,199                 0.12%
                                 ALEXANDRIA REAL EST EQUITIES                         2               191                 0.00%
                                 AMERICREDIT CORP COM *                           1,628            50,028                 0.13%
                                 AMERIPRISE FI                                      118             5,317                 0.01%
                                 AMERUS GROUP CO                                    200            12,048                 0.03%
                                 ARCHSTONE-SMITH TRUST                            1,137            55,451                 0.14%
                                 ASSET ACCEP CORP *                               1,595            31,055                 0.08%
                                 ASTORIA FINL CORP COM                                6               186                 0.00%
                                 AVALONBAY COMMUNITIES INC                           35             3,819                 0.01%
                                 BB & T CORP COM                                    953            37,358                 0.09%
                                 BRE PPTYS INC CL A (MARYLAND)                      114             6,384                 0.02%
                                 CAPITAL ONE FINL CORP COM                          404            32,530                 0.08%
                                 CIT GROUP INC                                    2,178           116,567                 0.29%
                                 CITIGROUP INC COM STK                            1,784            84,258                 0.21%
                                 CNA FINL CORP COM *                              1,991            63,393                 0.16%
                                 COMERICA INC                                     2,028           117,563                 0.30%
                                 COMPUCREDIT CORP *                                 190             6,994                 0.02%
                                 CORUS BANKSHARES INCCOM                            230            13,671                 0.03%
                                 COUNTRYWIDE FINANCIAL CORP                       3,451           126,652                 0.32%
                                 CRESCENT REAL ESTATEEQUITIES INC                   933            19,658                 0.05%
                                 DOWNEY FINL CORP COM                                84             5,653                 0.01%
                                 EATON VANCE CORP COM NON VTG                     1,465            40,112                 0.10%
                                 EDWARDS A G INC COM                                199             9,922                 0.02%
                                 EQUITY OFFICE PROPERTIES TRUST                      74             2,485                 0.01%
                                 EQUITY RESIDENTIAL SHS OF BENEF.INTERES             21               983                 0.00%
                                 ESSEX PPTY TR INC COM                               35             3,806                 0.01%
                                 EVEREST RE GROUP LTDCOM STK                        209            19,514                 0.05%
                                 FEDERATED INVS INC CLASS B COM                     464            18,119                 0.05%
                                 FIDELITY NATL FINL INC COM                         799            28,388                 0.07%
                                 FIRST AMERICAN CORPORATION                         338            13,236                 0.03%
                                 FIRST IND CORP COM                                 322             8,984                 0.02%
                                 FIRSTMERIT CORP COM                                 28               690                 0.00%
                                 FRANKLIN RES INC COM                             1,443           135,988                 0.34%
                                 FREDDIE MAC USD0.21 COM                          1,309            79,849                 0.20%
                                 FREMONT GENERAL CORP                             1,057            22,789                 0.06%
                                 GENERAL GROWTH PPTYS INC                         1,186            57,960                 0.15%
                                 GENWORTH FINANCIAL INC                             552            18,453                 0.05%
                                 GOLDMAN SACHS GROUP INC                            825           129,492                 0.34%
                                 HARTFORD FINANCIAL SERVICES GROUP INC              660            53,163                 0.13%
                                 HEALTH CARE REIT INCCOM                             15               572                 0.00%
                                 INDYMAC BANCORP INC COM STK                      3,112           127,374                 0.32%
                                 JOHN NUVEEN CO CL A                                679            32,694                 0.08%
                                 LANDAMERICA FINANCIAL GROUP                        956            64,865                 0.16%
                                 LEGG MASON INC COM                                 363            45,495                 0.11%
                                 LEHMAN BROS COM                                  1,702           122,995                 0.31%
                                 LEUCADIA NATL CORP COM                           2,014           120,155                 0.30%
                                 MBIA INC COM                                        21             1,263                 0.00%
                                 MCG CAPITAL CRP                                    795            11,217                 0.03%
                                 MERCANTILE BANKSHRS CORP COM                       155             5,960                 0.01%
                                 MERCURY GEN CORP NEW COM                            60             3,294                 0.01%
                                 METLIFE INC COMM STOCK                             528            25,539                 0.06%
                                 MGIC INVT CORP COM                               1,856           123,665                 0.32%
                                 NATIONWIDE FINL SVCS INC CL A COM                2,761           118,778                 0.30%
                                 NATIONWIDE HEALTH PPTYS INC                        612            13,158                 0.03%
                                 PAN PACIFIC RETAIL PPTYS INC                         2               142                 0.00%
                                 PARTNERRE LTD BERMUDA                              134             8,320                 0.02%
                                 PIPER JAFFRAY CO ***                                65             3,575                 0.01%
                                 PLUM CREEK TIMBER COINC USD REIT                   333            12,298                 0.03%
                                 PMI GROUP INC COM                                2,785           127,887                 0.33%
                                 PRINCIPAL FINANCIAL GROUP INC                      589            28,743                 0.07%
                                 PROGRESSIVE CORP OHIO                              380            39,619                 0.10%
                                 PUBLIC STORAGE INC COM                               2               162                 0.00%
                                 RADIAN GROUP INC COM                             2,103           126,706                 0.32%
                                 REALTY INCOME CORP COM                               9               218                 0.00%
                                 REDWOOD TR INC COM                                   6               260                 0.00%
                                 RENAISSANCE RE HLDGS LTD COM                         9               393                 0.00%
                                 SAFECO CORP                                        287            14,410                 0.04%
                                 SAFETY INS GP                                       35             1,598                 0.00%
                                 SELECTIVE INS GROUP INC COM                        156             8,268                 0.02%
                                 SLM CORP SHS                                     2,982           154,885                 0.40%
                                 South Financial Group Inc                           45             1,177                 0.00%
                                 ST PAUL TRAVELERS INC COM                        2,085            87,132                 0.22%
                                 TCF FINL USD COM                                    41             1,056                 0.00%
                                 UNIONBANCAL CORP COM STK                            58             4,069                 0.01%
                                 UNITRIN USD.10 COM                                 163             7,581                 0.02%
                                 UNUMPROVIDENT CORP COM                          10,612           217,334                 0.56%
                                 VENTAS INC COM                                     146             4,844                 0.01%
                                 WESTAMERICA BANCORPORATION                          20             1,038                 0.00%
                                 XL CAPITAL LTD CL-A COM STK                         27             1,731                 0.00%
                                                                                        ------------------         -------------
                                                                                                3,289,552                 8.28%
                                                                                        ------------------         -------------

          Health Care
                                 AETNA INC                                          220            10,811                 0.03%
                                 AFFYMETRIX INC OC-CAP STK *                        415            13,666                 0.03%
                                 ALBANY MOLECULAR RESEARCH *                        102             1,036                 0.00%
                                 ALKERMES INC COM *                               2,876            63,416                 0.16%
                                 ALLERGAN INC COM                                    26             2,821                 0.01%
                                 ALPHARMA INC CL A                                5,847           156,817                 0.39%
                                 AMERISOURCEBERGEN CORP                           2,847           137,425                 0.35%
                                 AMGEN INC USD COM *                                257            18,697                 0.05%
                                 APPLERA CORP COM SHS APPLIED                       217             5,889                 0.01%
                                 APRIA HEALTHCARE GROUP INC COM *                   273             6,274                 0.02%
                                 BARD C R INC COM                                     3               203                 0.00%
                                 BAUSCH & LOMB INC COM                              835            53,190                 0.13%
                                 BAXTER INTL USD1 COM                               623            24,179                 0.06%
                                 BECKMAN COULTER INC COM                            642            35,034                 0.09%
                                 BRISTOL MYERS USD.10                             1,212            29,827                 0.07%
                                 CARDINAL HEALTH INC COM                            183            13,637                 0.03%
                                 CAREMARK RX                                        603            29,656                 0.07%
                                 CERNER CORP COM *                                   79             3,749                 0.01%
                                 CIGNA CORP COM                                       2               261                 0.00%
                                 COMMUNITY HEALTH SYSTEMS *                         130             4,700                 0.01%
                                 CONMED CORPORATION COM *                           127             2,432                 0.01%
                                 COVENTRY HLTH CARE INC COM *                     1,813            97,866                 0.25%
                                 DJ ORTHOPEDICS INC Com *                           197             7,833                 0.02%
                                 ENDO PHARMACEUT HLDGS INC COM *                     84             2,756                 0.01%
                                 GENENTECH INC COM STK *                            764            64,566                 0.16%
                                 HAEMONETICS USD.01 *                                33             1,675                 0.00%
                                 HEALTHWAYS INC *                                   125             6,368                 0.02%
                                 INTUITIVE SURGICAL INC *                           202            23,836                 0.06%
                                 KINDRED HEALTHCARE INC *                         4,270           107,391                 0.27%
                                 KINETIC CONCEPTS *                                  39             1,606                 0.00%
                                 KING PHARMACEUTICALS INC COM *                   3,399            58,633                 0.15%
                                 KYPHON INC Com *                                   429            15,959                 0.04%
                                 LABORATORY CRP OF AMER HLDGS *                      95             5,556                 0.01%
                                 LIFEPOINT HOSPITALS INC COM *                       89             2,768                 0.01%
                                 LINCARE INC COM *                                  406            15,818                 0.04%
                                 MAGELLAN HLTH *                                  3,260           131,932                 0.33%
                                 MCKESSON CORP COM                                4,507           234,950                 0.59%
                                 MEDCATH CORP *                                     390             7,458                 0.02%
                                 MEDTRONIC INC COM                                2,881           146,211                 0.37%
                                 MENTOR CORP MINN COM                                 4               181                 0.00%
                                 MERCK & CO NPV COM                                 686            24,168                 0.06%
                                 MOLINA HLTHCARE *                                2,062            69,015                 0.17%
                                 NEKTAR THERAPEUTICS SHS *                           65             1,325                 0.00%
                                 NEW RIVER PHARM *                                2,979            98,933                 0.25%
                                 ODYSSEY HLTHCR *                                   230             3,958                 0.01%
                                 OWENS & MINOR INC NEW                              565            18,515                 0.05%
                                 PAREXEL INTL CORP COM *                            176             4,653                 0.01%
                                 POLYMEDICA CORP COM                                  5               212                 0.00%
                                 QUEST DIAGNOSTICS INC COM                           30             1,539                 0.00%
                                 RESPIRONICS INC COM *                               59             2,296                 0.01%
                                 SCHERING PLOUGH CORP USD1                        3,443            65,383                 0.16%
                                 SIERRA HEALTH SVCS INC COM *                       290            11,803                 0.03%
                                 ST JUDE MED INC COM *                            7,284           298,644                 0.75%
                                 SYBRON DENTAL SPECIALTIES INC *                     25             1,031                 0.00%
                                 TECHNE CORP COM *                                  431            25,920                 0.07%
                                 THE TRIZETTO GP *                                1,971            34,670                 0.09%
                                 THORATEC CORP COM *                              2,416            46,556                 0.12%
                                 UNITEDHEALTH GROUP INC COM STK                   1,592            88,929                 0.23%
                                 UNIVERSAL HEALTH SVCS INC CL B                   1,212            61,557                 0.15%
                                 VARIAN INC COM *                                     5               206                 0.00%
                                 VARIAN MED SYSTEMS INC *                            54             3,033                 0.01%
                                 WATERS CORP COM *                                2,268            97,864                 0.26%
                                 WATSON PHARMACEUTICALS INC *                     1,431            41,127                 0.10%
                                 WELLCARE HEALTH PLANS INC *                         17               773                 0.00%
                                 ZIMMER HLDGS INC COM *                             176            11,898                 0.03%
                                                                                        ------------------         -------------
                                                                                                2,561,089                 6.44%
                                                                                        ------------------         -------------

          Industrial
                                 ADMINISTAFF INC COM                              2,457           133,563                 0.35%
                                 AIRTRAN HOLDINGS INCCOM STK *                    1,850            33,504                 0.08%
                                 ALEXANDER & BALDWIN INC COM                        166             7,915                 0.02%
                                 ALLIANT TECHSYSTEMS INC COM *                       39             3,010                 0.01%
                                 AMR CORP USD1 COM *                              4,298           116,261                 0.30%
                                 ARKANSAS BEST CORP DEL                             146             5,712                 0.01%
                                 ASTEC INDS INC COM *                               285            10,232                 0.03%
                                 AVERY DENNISON                                     135             7,895                 0.02%
                                 BARNES GROUP INC                                   108             4,374                 0.01%
                                 BOEING USD5 COM                                    729            56,811                 0.14%
                                 BRIGGS & STRATTON CORP COM                          64             2,264                 0.01%
                                 BURLINGTON NORTHN SANTA FE CORP COM                  3               250                 0.00%
                                 CASCADE CORP COM                                   149             7,875                 0.02%
                                 CENVEO INC *                                     2,277            37,753                 0.09%
                                 CHOICEPOINT INC COM *                              378            16,916                 0.04%
                                 CLEAN HBRS INC COM *                                54             1,602                 0.00%
                                 CORPORATE EXECUTIVE BOARD CO                       641            64,677                 0.16%
                                 CUMMINS INC COM                                    266            27,957                 0.07%
                                 DONALDSON INC COM                                  823            27,809                 0.07%
                                 DONNELLEY R R & SONS CO COM                         17               556                 0.00%
                                 DRS TECHNOLOGIES INCCOM                             31             1,701                 0.00%
                                 EGL INC. COM STK *                                 219             9,855                 0.02%
                                 EMCOR GROUP INC COM *                            1,327            65,899                 0.17%
                                 EQUIFAX INC COM                                  1,687            62,824                 0.16%
                                 ESCO TECHNOLOGIES INC *                             49             2,482                 0.01%
                                 FASTENAL CO COM                                     31             1,468                 0.00%
                                 FOWARD AIR CORPORATION                             182             6,787                 0.02%
                                 FTI CONSULTING INC COM STK *                       200             5,706                 0.01%
                                 GENERAL DYNAMICS CORP COM                            4               256                 0.00%
                                 GOODRICH CORP                                      153             6,672                 0.02%
                                 GRAINGER W W INC COM                               203            15,296                 0.04%
                                 HEARTLAND EXPRESS INC COM                          568            12,377                 0.03%
                                 HNI CORP                                           181            10,679                 0.03%
                                 HONEYWELL INTERNATIONAL INC                        242            10,350                 0.03%
                                 HUB GROUP INC CL A *                               288            13,127                 0.03%
                                 INGERSOLL RAND CO-A                                140             5,851                 0.01%
                                 ITT INDUSTRIES INC COM                           2,391           134,422                 0.34%
                                 JOY GLOBAL INC                                   1,914           114,400                 0.29%
                                 KAMAN CORP COM                                     689            17,335                 0.04%
                                 KANSAS CITY SOUTHERN *                             150             3,705                 0.01%
                                 MANITOWOC INC COM                                   58             2,643                 0.01%
                                 MIDDLEBY CORP COM *                              1,334           111,683                 0.29%
                                 PACER INTL INC TENN COM                          1,178            38,497                 0.10%
                                 QUANTA SERVICES INC COM *                          597             9,564                 0.02%
                                 RAVEN INDS INC COM                                 233             9,113                 0.02%
                                 ROLLINS INC                                         37               749                 0.00%
                                 SHAW GROUP INC COM *                               756            22,982                 0.06%
                                 SKYWEST INC COM                                     41             1,200                 0.00%
                                 TELEFLEX INC                                       120             8,596                 0.02%
                                 TEXTRON COM                                          1                93                 0.00%
                                 THOMAS & BETTS CORP *                              266            13,667                 0.03%
                                 TIMKEN COMPANY COM                                 251             8,100                 0.02%
                                 TRINITY INDUSTS INC                                 29             1,577                 0.00%
                                 URS CORP NEW COM *                                 740            29,785                 0.07%
                                 USG CORP COM NEW *                                 326            30,956                 0.08%
                                 UTI WORLDWIDE                                      632            19,971                 0.05%
                                 VALMONT INDS INC COM                               111             4,667                 0.01%
                                 VIAD                                               464            15,905                 0.04%
                                 VICOR USD.01 COM                                 1,010            19,927                 0.05%
                                 WERNER ENTERPRISES INC                             151             2,773                 0.01%
                                                                                        ------------------         -------------
                                                                                                1,420,573                 3.57%
                                                                                        ------------------         -------------

          Technology
                                 ACCENTURE LTD                                      812            24,417                 0.06%
                                 ACTIVISION COM NEW *                               698             9,625                 0.02%
                                 ADOBE SYS INC COM *                              4,375           152,906                 0.38%
                                 ADVANCED DIGITAL INFORMATION CORP *                322             2,827                 0.01%
                                 AFFILIATED COMPUTER CL A COM *                   1,193            71,174                 0.18%
                                 AGILYSYS INC COM                                    76             1,145                 0.00%
                                 AKAMAI TECH *                                       48             1,579                 0.00%
                                 APPLIED MATLS INC COM                            6,801           119,086                 0.30%
                                 AQUANTIVE INC COM *                              2,650            62,381                 0.16%
                                 ARROW ELECTRONICS INC COM *                      6,016           194,136                 0.49%
                                 AUTOMATIC DATA PROCESSING INC COM                   54             2,467                 0.01%
                                 AVAYA *                                            223             2,520                 0.01%
                                 BEARINGPOINT INC *                                 208             1,766                 0.00%
                                 BLUE COAT SYST *                                   431             9,370                 0.02%
                                 BMC SOFT USD *                                      80             1,733                 0.00%
                                 BROADCOM CORP COM *                              2,988           128,962                 0.32%
                                 CA INC COM                                         392            10,666                 0.03%
                                 CIRRUS LOGIC USD COM *                             129             1,094                 0.00%
                                 CISCO SYS INC COM *                              3,752            81,306                 0.20%
                                 CNET NETWORKS INC COMM STOCK USD *               1,187            16,867                 0.04%
                                 COGNEX CORP COM                                     93             2,757                 0.01%
                                 COMPUTER SCIENCES CORP COM *                       605            33,608                 0.08%
                                 COMVERSE TECHNOLOGY INC *                        6,661           156,733                 0.39%
                                 CONVERGYS CORP COM STK *                           398             7,248                 0.02%
                                 CORNING INC COM *                                  464            12,491                 0.03%
                                 CSG SYS INTL INC COM *                             837            19,460                 0.05%
                                 DELL INC COM *                                     155             4,613                 0.01%
                                 DIGITAL INSIGHT CORP *                             549            19,984                 0.05%
                                 DST SYSTEMS INC COM *                              209            12,109                 0.03%
                                 EARTHLINK INC *                                  1,529            14,602                 0.04%
                                 EBAY INC COM STK *                               1,608            62,712                 0.16%
                                 ELECTRO SCIENTIFIC IND INCCOM *                    300             6,639                 0.02%
                                 ELECTRONICS FOR IMAGING INC *                       34               951                 0.00%
                                 EXAR CORP COM *                                     11               157                 0.00%
                                 FACTSET RESEARCH SYSTEMS INC                       132             5,854                 0.01%
                                 FAIRCHILD SEMICON INTL COM *                       306             5,835                 0.01%
                                 FREESCALE SEMICONDUCTOR *                          467            12,987                 0.03%
                                 FRSCLE SEMICND B *                                  71             1,972                 0.00%
                                 GEVITY HR INC                                      296             7,240                 0.02%
                                 GLOBAL PAYMENTS INC COM STK                      1,108            58,735                 0.15%
                                 HARRIS CORP DEL COM                                 55             2,601                 0.01%
                                 HEWLETT PACKARD CO USD1 COM                        664            21,846                 0.05%
                                 IMATION CORP COM                                   706            30,294                 0.08%
                                 INFORMATICA CORP *                                 752            11,694                 0.03%
                                 INFOSPACE *                                      3,233            90,362                 0.23%
                                 INTER TEL INC CL A                                   8               172                 0.00%
                                 INTERGRAPH CORP COM *                            3,173           132,187                 0.33%
                                 INTERMEC INC COM *                                 111             3,387                 0.01%
                                 INTERNET SECURITY SYSTEMS *                         37               887                 0.00%
                                 INTERSIL CORP CL A                                 100             2,892                 0.01%
                                 INTUIT INC COM *                                    75             3,989                 0.01%
                                 IRON MOUNTAIN INC COM NEW *                        358            14,585                 0.04%
                                 JABIL CIRCUIT INC COM                              433            18,558                 0.05%
                                 KLA-TENCOR CORP COM                                245            11,848                 0.03%
                                 KOPIN CORP COM *                                   858             4,299                 0.01%
                                 KRONOS INC COM *                                   147             5,496                 0.01%
                                 LINEAR TECHNOLOGY CORP USD COM NPV                 822            28,836                 0.07%
                                 LITTELFUSE INC COM *                                26               887                 0.00%
                                 LSI LOGIC CORP COM *                             9,762           112,849                 0.29%
                                 MANHATTAN ASSOCIATESINC COM *                       90             1,980                 0.00%
                                 MARVELL TECH GP *                                3,653           197,627                 0.50%
                                 MCAFEE INC COM *                                 1,230            29,926                 0.08%
                                 METTLER-TOLEDO INTERNATIONAL *                      84             5,069                 0.01%
                                 MICREL INC COM *                                   107             1,586                 0.00%
                                 MICROS SYSTEMS INC COM *                           324            14,927                 0.04%
                                 MICROSEMI CORP COM *                               765            22,269                 0.06%
                                 MICROSTRATEGY *                                    551            58,015                 0.15%
                                 MTS SYS CORP COM                                   684            28,612                 0.07%
                                 NETIQ CORP COM STK *                             1,019            11,362                 0.03%
                                 NOVELLUS SYSTEMS INCCOM *                        1,725            41,400                 0.10%
                                 OPENWAVE SYSTEMS INCCOM *                          610            13,164                 0.03%
                                 PAYCHEX INC COM                                    217             9,040                 0.02%
                                 POWERWAVE TECH COM *                             2,757            37,192                 0.09%
                                 QLOGIC CORP COM *                                2,295            44,408                 0.11%
                                 QUALCOMM INC COM                                   606            30,670                 0.08%
                                 RED HAT INC USD COM *                            1,544            43,201                 0.11%
                                 REYNOLDS & REYNOLDS CLASS A                         86             2,442                 0.01%
                                 SAFENET INC *                                      216             5,720                 0.01%
                                 SALESFORCE COM *                                     7               254                 0.00%
                                 SANMINA SCI COM *                                4,460            18,286                 0.05%
                                 SILICON IMAGE *                                    146             1,505                 0.00%
                                 SIRF Technology Holding *                           41             1,454                 0.00%
                                 SPSS INC COM *                                      69             2,185                 0.01%
                                 SSA GLOBAL TECHNOLOGIES INC *                      323             5,178                 0.01%
                                 SUPERTEX INC COM *                               1,062            39,952                 0.10%
                                 SYBASE INC COM *                                    18               380                 0.00%
                                 TECH DATA CORP COM *                             1,702            62,821                 0.16%
                                 TERADYNE INC *                                     163             2,528                 0.01%
                                 THERAVANCE *                                       679            19,039                 0.05%
                                 TNS *                                              144             3,050                 0.01%
                                 TRANSACTION SYSTEM ARCHITECTS COMMON *             144             4,494                 0.01%
                                 TTM TECHS *                                        164             2,376                 0.01%
                                 UNITED ONLINE INC Com                            5,352            68,827                 0.17%
                                 VALUECLICK INC *                                    60             1,015                 0.00%
                                 VARIAN SEMICONDUCTOREQUIPTMENT ASSOCS *            511            14,349                 0.04%
                                 VEECO INSTRUMENTS INC COM *                      1,003            23,420                 0.06%
                                 VERISIGN INC COM *                               3,399            81,542                 0.21%
                                 WEBSENSE INC *                                   1,856            51,188                 0.14%
                                 WESTERN DIGITAL CORPCOM *                        3,342            64,935                 0.17%
                                 XILINX USD COM                                      82             2,088                 0.01%
                                 YAHOO INC COM *                                    333            10,743                 0.03%
                                                                                        ------------------         -------------
                                                                                                2,920,602                 7.35%
                                                                                        ------------------         -------------
          Utilities
                                 AMER ELEC PWR INC COM                               75             2,552                 0.01%
                                 BLACK HILLS CORP COM                                41             1,394                 0.00%
                                 CMS ENERGY CORP COM *                            1,371            17,754                 0.04%
                                 CONSOLIDATED EDISON INC COM                         69             3,002                 0.01%
                                 DTE ENERGY CO COM                                2,862           114,737                 0.29%
                                 DYNEGY INC CL-A COM STK *                        5,970            28,656                 0.07%
                                 EDISON INTERNATIONAL COM                         4,767           196,305                 0.49%
                                 ENERGEN CORP COM                                 3,353           117,355                 0.29%
                                 ENTERGY CORP NEW COM                               233            16,063                 0.04%
                                 NATIONAL FUEL GAS CO NJ COM                      1,566            51,239                 0.13%
                                 NICOR INC COM                                      281            11,116                 0.03%
                                 NORTHWESTERN                                       108             3,363                 0.01%
                                 ONEOK INC                                        1,534            49,471                 0.12%
                                 PINNACLE WEST COM                                   79             3,089                 0.01%
                                 SOUTHERN CO COM                                  1,111            36,408                 0.09%
                                 TXU CORP COM STK                                 2,552           114,227                 0.29%
                                 WPS RES CORP COM                                   462            22,739                 0.06%
                                                                                        ------------------         -------------
                                                                                                  789,470                 1.98%
                                                                                        ------------------         -------------

                                Total common stocks (cost - $15,969,325)                     $ 16,335,080                41.06%
                                                                                        ------------------         -------------

   AMERICAN DEPOSITORY RECEIPTS

     Brazil
                    Financial
                                          UNIBANCO S A GDR REPSTG 500 UNITS *     1,333          $ 98,522                 0.25%
                    Industrial
                                          EMBRAER - EMPRESA BRASILEIRA DE           266             9,802                 0.02%
                    Communication
                                          TELENORTE LESTE PARTICIP                  230             3,836                 0.01%
                    Consumer, Non-Cyclical
                                          COMPANHIA DE BEBIDAS-PR ADR                 6               258                 0.00%
                                                                                        ------------------         -------------
                                          Total Brazil                                            112,418                 0.28%
                                                                                        ------------------         -------------

     Canada
                    Industrial
                                          CANADIAN NATL RAILWAY CAD COM           2,132            96,537                 0.24%
                                                                                        ------------------         -------------

     Germany
                    Communication
                                          DEUTSCHE TELECOM AG SPONS ADR             126             2,119                 0.01%
                                                                                        ------------------         -------------

     Great Britain
                    Basic Materials
                                          RIO TINTO PLC SPONS ADR                   192            39,744                 0.10%
                    Communications
                                          VODAFONE GROUP PLC ADR                    457             9,551                 0.02%
                    Health Care
                                          SHIRE PLC ADR                             158             7,345                 0.02%
                                          ASTRAZENECA PLC SPONS ADR                  42             2,110                 0.01%
                                                                                        ------------------         -------------
                                          Total Great Britain                                      58,750                 0.15%
                                                                                        ------------------         -------------

     India
                    Financial
                                          ICICI BANK LTD SPON ADR                   349             9,660                 0.02%
                    Technology
                                          INFOSYS TECHNOLOGIES ADR                  135            10,511                 0.03%
                                                                                        ------------------         -------------
                                          Total India                                              20,171                 0.05%
                                                                                        ------------------         -------------

     Ireland
                    Industrial
                                          RYAN AIR HLDG PLC ADR *                   124             6,783                 0.02%
                                                                                        ------------------         -------------

     Israel
                    Technology
                                          M SYSTEMS FLASH DISCPIONEERS LTD *        628            16,240                 0.04%
                    Health Care
                                          TEVA PHARM ADR                            282            11,613                 0.03%
                                                                                        ------------------         -------------
                                          Total Israel                                             27,853                 0.07%
                                                                                        ------------------         -------------

     Japan
                    Consumer, Cyclical
                                          HONDA MOTOR ADR                            53             1,641                 0.00%
                                                                                        ------------------         -------------

     Malaysia
                    Energy
                                          OMI CORP-NEW COM STK                      112             2,018                 0.01%
                                                                                        ------------------         -------------

     Mexico
                    Consumer, Cyclical
                                          GRP TELEVISA GDS /2 CPO                 2,685            53,432                 0.13%
                    Communications
                                          AMERICA MOVIL SR-L ADR                  4,026           137,931                 0.35%
                                          TELMEX SPONS ADR'L'                     1,218            27,381                 0.07%
                                                                                        ------------------         -------------
                                          Total Mexico                                            218,744                 0.55%
                                                                                        ------------------         -------------

     Netherlands
                    Technology
                                          ASML HOLDING NV *                         983            20,024                 0.05%
                    Financial
                                          AEGON N.V. AMERICAN REG SHRS              358             6,598                 0.02%
                                                                                        ------------------         -------------
                                          Total Netherlands                                        26,622                 0.07%
                                                                                        ------------------         -------------

     Panama
                    Consumer, Cyclical
                                          CARNIVAL CORP                           3,321           157,316                 0.40%
                    Industrial
                                          MCDERMOTT INTL INC COM *                2,432           132,422                 0.33%
                                                                                        ------------------         -------------
                                          Total Panama                                            289,738                 0.73%
                                                                                        ------------------         -------------

     Peru
                     Basic Materials
                                          COMPANIA DE MINAS BUENAVENTURA S A        165             4,074                 0.01%
                                                                                        ------------------         -------------
     South Korea
                    Utilities
                                          KOREA EL.PWR(DTC)                       2,268            48,989                 0.12%
                    Financial
                                          KOOKMIN BANK Sponsored Adr                  2               171                 0.00%
                                                                                        ------------------         -------------
                                          Total South Korea                                        49,160                 0.12%
                                                                                        ------------------         -------------

                                          Total American Depository Receipts
                                            (cost - $890,124)                                    $ 916,628                2.31%
                                                                                        ------------------         -------------

   UNITED STATES GOVERNMENT SECURITIES**

                                                                                                                       % OF NET
                                                                                                                         ASSET
                    Maturity Face Amount         Date              Description                      VALUE                VALUE
                    --------------------         ----              -----------                   ------------        ------------
                           $ 3,000,000.00      5/4/2006       U.S. Treasury Bills
                                           (cost, including accrued interest, - $2,988,106)      $  2,988,106               7.51%
                                                                                                 ------------        ------------

                                          Total investment securities (cost - $19,847,555)       $ 20,239,814              50.88%
                                                                                                 ============        ============

   FUTURES CONTRACTS

          CONTRACTS PURCHASED

                                                                              NO. OF                                    % of Net
          SECTOR      CONTRACT                EXPIRATION      EXCHANGE       CONTRACTS            VALUE                Asset Value
          ------      --------                ----------      --------       ---------            -----                -----------
          ENERGY
                      LIGHT CRUDE                 May-06           NYM           7                   $ 12,970                 0.03%
                      LIGHT CRUDE                 Jun-06           NYM           7                      7,310                 0.02%
                      HEATING OIL                 May-06           NYM           14                    68,678                 0.18%
                      BRENT CRUDE                 May-06           IPE           25                    33,450                 0.08%
                      BRENT CRUDE                 Jun-06           IPE           25                       920                 0.00%
                      GAS OIL                     Apr-06           IPE           2                      2,450                 0.01%
                                                                                            ------------------         -------------
                                                                                                      125,778                 0.32%
                                                                                            ------------------         -------------

          METALS
                      GOLD                        Jun-06          COMEX          5                     19,550                 0.05%
                      COPPER                      Jun-06           LME           4                     63,886                 0.16%
                      ZINC                        Jun-06           LME           1                      9,900                 0.02%
                                                                                            ------------------         -------------
                                                                                                       93,336                 0.23%
                                                                                            ------------------         -------------

          STOCK INDICIES
                      MINI S&P 500                Jun-06           CME           14                    11,033                 0.03%
                      MINI NASDAQ                 Jun-06           CME           1                       (120)                0.00%
                      FTSE 100                    Jun-06          LIFFE          1                       (868)                0.00%
                      STOXX 50                    Jun-06          EUREX          25                    (2,752)               -0.01%
                      DAX                         Jun-06          EUREX          7                     15,651                 0.04%
                      CAC 40                      Apr-06         EURONEXT        8                      7,648                 0.02%
                      IBEX 35                     Apr-06         MEFF-RV         2                        982                 0.00%
                      NIKKEI 225                  Jun-06           SGX           7                     37,697                 0.09%
                      Hang Seng                   Apr-06           HKFE          2                       (503)                0.00%
                      MSCI TAIWAN                 Apr-06           SGX           1                        800                 0.00%
                                                                                            ------------------         -------------
                                                                                                       69,568                 0.17%
                                                                                            ------------------         -------------

          SHORT-TERM INTEREST RATES
                      Euroswiss                   Jun-06          LIFFE          11                    (1,074)                0.00%
                                                                                            ------------------         -------------

          LONG-TERM INTEREST RATES
                      AUSTRALIAN 10-YEAR T-BOND   Jun-06           SFE           2                          0                 0.00%
                      AUSTRALIAN 3-YEAR T-BOND    Jun-06           SFE           4                         40                 0.00%
                      U.S. T-BOND                 Jun-06           CBOT          2                        (94)                0.00%
                      CANADIAN GOVERNMENT BOND    Jun-06            ME           1                        (69)                0.00%
                      MINI JAPANESE GOVERNMENT
                       BOND                       Jun-06          SIMEX          22                   (27,821)               -0.07%
                      EURO-BUND                   Jun-06          EUREX          13                   (23,079)               -0.06%
                      LONG GILT                   Jun-06          LIFFE          8                    (29,574)               -0.07%
                      EURO-BOBL                   Jun-06          EUREX          24                   (22,472)               -0.06%
                                                                                            ------------------         -------------

                                                                                                     (103,069)               -0.26%
                                                                                            ------------------         -------------

                      Net unrealized gain on futures contracts purchased                              184,539                 0.46%
                                                                                            ------------------         -------------

          CONTRACTS SOLD

                                                                              NO. OF                                    % of Net
          SECTOR      CONTRACT                EXPIRATION      EXCHANGE       CONTRACTS            VALUE                Asset Value
          ------      --------                ----------      --------       ---------            -----                -----------

          SHORT-TERM INTEREST RATES
                      AUSTRALIAN 90 DAY
                        BANKER BILLS              Sep-06           SFE           4                        275                 0.00%
                      3-MONTH EURIBOR             Dec-06          LIFFE          61                    21,909                 0.06%
                      EURODOLLARS                 Dec-06           CME          150                    70,350                 0.17%
                      SHORT STERLING              Dec-06          LIFFE          33                     2,692                 0.01%
                      CANADIAN BANKERS
                       ACCEPTANCE                 Sep-06            ME           5                        856                 0.00%
                      EURO-SCHATZ                 Jun-06          EUREX          80                    31,054                 0.08%
                                                                                            ------------------         -------------
                                                                                                      127,136                 0.32%
                                                                                            ------------------         -------------

          LONG-TERM INTEREST RATES
                      U.S. 5 YEAR NOTE            Jun-06           CBOT          17                     9,860                 0.02%
                      U.S. 2 YEAR NOTE            Jun-06           CBOT          19                     6,687                 0.02%
                                                                                            ------------------         -------------
                                                                                                       16,547                 0.04%
                                                                                            ------------------         -------------

                      Net unrealized gain on futures contracts sold                                   143,683                 0.36%
                                                                                            ------------------         -------------

                      Net unrealized gain on futures contracts                                      $ 328,222                 0.82%
                                                                                            ==================         =============

   FORWARD CURRENCY CONTRACTS

          CONTRACTS PURCHASED

                                                                                                                          % OF NET
                                                                                                                            ASSET
                         COUNTERPARTY         MATURITY DATE     AMOUNT              CURRENCY            VALUE               VALUE
                         ------------         -------------     ------              --------            -----            -----------
                      ABN AMRO                  6/21/2006         9,098,097    Australian Dollar         $ (210,906)          -0.53%
                      ABN AMRO                  6/21/2006         5,572,265      British Pound              (58,992)          -0.15%
                      ABN AMRO                  6/21/2006         4,901,845     Canadian Dollar             (55,853)          -0.14%
                      ABN AMRO                  6/21/2006        20,279,813           Euro                   16,791            0.04%
                      ABN AMRO                  6/21/2006       531,359,454       Japanese Yen              (30,979)          -0.08%
                      ABN AMRO                  6/21/2006         6,000,000       Mexican Peso              (21,720)          -0.05%
                      ABN AMRO                  6/21/2006           400,000    New Zealand Dollar             2,083            0.00%
                      ABN AMRO                  6/21/2006         2,502,094       Swiss Franc                (4,291)          -0.01%
                      ABN AMRO                  6/21/2006         1,870,000     Singapore Dollar              2,173            0.01%
                      ABN AMRO                  6/21/2006         2,500,000    South African Rand            (1,360)           0.00%
                                                                                                  ------------------     -----------

                      Net unrealized (loss) on forward contracts purchased                                 (363,054)          -0.91%
                                                                                                  ------------------     -----------

          CONTRACTS SOLD
                                                                                                                          % OF NET
                                                                                                                            ASSET
                         COUNTERPARTY         MATURITY DATE     AMOUNT              CURRENCY            VALUE               VALUE
                         ------------         -------------     ------              --------            -----            -----------
                      ABN AMRO                  6/21/2006          10,899,367  Australian Dollar             52,047            0.13%
                      ABN AMRO                  6/21/2006           7,858,381    British Pound               87,506            0.22%
                      ABN AMRO                  6/21/2006          11,699,565   Canadian Dollar             203,515            0.51%
                      ABN AMRO                  6/21/2006          13,890,384         Euro                 (153,189)          -0.39%
                      ABN AMRO                  6/21/2006       2,041,242,244     Japanese Yen              232,313            0.58%
                      ABN AMRO                  6/21/2006           6,500,000     Mexican Peso                6,244            0.02%
                      ABN AMRO                  6/21/2006           3,000,000  New Zealand Dollar           132,554            0.33%
                      ABN AMRO                  6/21/2006          23,560,551     Swiss Franc                26,521            0.07%
                      ABN AMRO                  6/21/2006             340,000   Singapore Dollar             (1,164)           0.00%
                      ABN AMRO                  6/21/2006           2,000,000  South African Rand            (4,999)          -0.01%
                                                                                                  ------------------     -----------

                      Net unrealized gain on forward contracts sold                                         581,348            1.46%
                                                                                                  ------------------     -----------

                      Net unrealized gain on forward contracts                                            $ 218,294            0.55%
                                                                                                  ==================     ===========

   OPTIONS WRITTEN ON FORWARD CURRENCY CONTRACTS

                                                                                                                         % OF NET
                                                                                                                           ASSET
          COUNTERPARTY  Expiry Date    Market Put/Call       StrikePrice      Amount           Currency        VALUE       VALUE
          ------------  -----------    ---------------       -----------      ------           --------        ------    ----------
          ABN AMRO       4/3/2006      EUR Call / USD Put         1.2430      -200,000        Euro              $ 0           0.00%
          ABN AMRO       4/3/2006      GBP Put / USD Call         1.7250      -100,000   British Pound          (46)          0.00%
          ABN AMRO       4/4/2006      EUR Call / USD Put         1.2395      -200,000        Euro               (7)          0.00%
          ABN AMRO       4/4/2006      GBP Put / USD Call         1.7205      -100,000   British Pound          (55)          0.00%
          ABN AMRO       4/5/2006      EUR Call / USD Put         1.2320      -200,000        Euro              (61)          0.00%
          ABN AMRO       4/5/2006      USD Call / JPY Put       119.6000      -200,000    U.S. Dollar           (56)          0.00%
          ABN AMRO       4/6/2006      EUR Call / USD Put         1.2310      -200,000        Euro             (114)          0.00%
          ABN AMRO       4/6/2006      USD Call / JPY Put       119.6000      -300,000    U.S. Dollar          (140)          0.00%
          ABN AMRO       4/7/2006      USD Call / JPY Put       120.6500      -200,000    U.S. Dollar           (30)          0.00%
          ABN AMRO       4/10/2006     USD Call / CHF Put         1.3335      -100,000    U.S. Dollar           (22)          0.00%
          ABN AMRO       4/10/2006     USD Call / JPY Put       119.1000      -100,000    U.S. Dollar          (153)          0.00%
          ABN AMRO       4/11/2006     USD Call / CHF Put         1.3275      -200,000    U.S. Dollar          (121)          0.00%
          ABN AMRO       4/12/2006     USD Call / CHF Put         1.3350      -200,000    U.S. Dollar           (62)          0.00%
          ABN AMRO       4/13/2006     USD Call / CHF Put         1.3275      -200,000    U.S. Dollar          (167)          0.00%
          ABN AMRO       4/13/2006     USD Call / JPY Put       120.0500      -100,000    U.S. Dollar           (89)          0.00%
                                                                                                           ---------       --------

                     Total options written on forward currency contracts (premium received- $2,216)        $ (1,123)           0.00%
                                                                                                           =========       =========

INVESTMENT SECURITIES SOLD SHORT

          Basic Materials
                                 AIR PRODS COM USD1                              615          $ 41,322                 0.10%
                                 AIRGAS INC COM                                  135             5,277                 0.01%
                                 AK STEEL HOLDING CORP COM ***                   336             5,040                 0.01%
                                 ASHLAND INC COM                                 155            11,017                 0.03%
                                 CARPENTER TECHNOLOGYCORP COM                    444            41,967                 0.11%
                                 CENTURY ALUMINUM CO ***                         836            35,488                 0.09%
                                 CHEMTURA CORP COM                               605             7,127                 0.02%
                                 COMMERCIAL METALS CO COM                        239            12,784                 0.03%
                                 CYTEC INDS COM                                  414            24,844                 0.06%
                                 EASTMAN CHEM CO COM                              54             2,764                 0.01%
                                 FMC CORP COM (NEW)                                2               124                 0.00%
                                 FREEPORT-MCMORAN COPPER&GOLD                    329            19,664                 0.05%
                                 GEORGIA GULF CORP NEW                           795            20,662                 0.05%
                                 HEADWATERS INC ***                              311            12,375                 0.03%
                                 HERCULES INC COM ***                            579             7,990                 0.02%
                                 INTL FLAVORS & FRAGRANCES INC COM                13               446                 0.00%
                                 LOUISIANA PAC CORP COM                          567            15,422                 0.04%
                                 NEWMONT MINING CORP USD1.60                   1,861            96,567                 0.24%
                                 OLIN CORP COM                                   275             5,904                 0.01%
                                 OM GROUP INC COM ***                            379             8,717                 0.02%
                                 PACTIV CORPORATION COM STK ***                  990            24,295                 0.06%
                                 PHELPS DODGE CORP COM                           732            58,948                 0.15%
                                 PPG INDS USD1.6667                              568            35,983                 0.09%
                                 QUANEX CORP                                     171             7,596                 0.02%
                                 SEALED AIR CORP                                  62             3,588                 0.01%
                                 STEEL DYNAMICS INC COM                        1,112            63,084                 0.16%
                                 STILLWATER MNG CO COM ***                     1,349            22,205                 0.06%
                                 UNITED STATES STEEL CORP                      1,502            91,141                 0.24%
                                                                                     ------------------         -------------
                                                                                               682,341                 1.72%
                                                                                     ------------------         -------------
          Communications
                                 IDT CORP CL B ***                               421             4,660                 0.01%
                                 NII HOLDINGS INC CL-B COM ***                 2,203           129,912                 0.33%
                                 SPRINT NEXTEL CORP COM                          436            11,266                 0.03%
                                 TELEPHONE & DATA SYSTEMS INC                     92             3,628                 0.01%
                                                                                     ------------------         -------------
                                                                                               149,466                 0.38%
                                                                                     ------------------         -------------
          Consumer, Cyclical
                                 ABERCROMBIE & FITCH CO CL ACOM                  105             6,122                 0.02%
                                 ANN TAYLOR STORES CORP ***                      309            11,368                 0.03%
                                 AUTOLIV INC COM                                 309            17,483                 0.04%
                                 AUTOZONE USD.01 COM ***                           5               498                 0.00%
                                 BED BATH AND BEYOND COM ***                   2,538            97,459                 0.24%
                                 BIG LOTS INC (EX CONSOLIDATED STORES INC ***    649             9,060                 0.02%
                                 BLUEGREEN CORP COM ***                        1,150            15,203                 0.04%
                                 BLYTH INC COM                                 3,306            69,492                 0.17%
                                 BORDERS GROUP INC COM                           337             8,506                 0.02%
                                 BOYD GAMING CORP COM                              7               350                 0.00%
                                 CABLEVISION NY GROUPCLASS A ***                 123             3,284                 0.01%
                                 CALLAWAY GOLF CO COM                            404             6,949                 0.02%
                                 CAREER EDUCATION CORP COM ***                   910            34,334                 0.09%
                                 CARMAX INC ***                                1,953            63,824                 0.16%
                                 CBRL GROUP INC COM                            2,394           105,121                 0.26%
                                 CHARTER COM INC. CLASS A COM STK ***          1,610             1,755                 0.00%
                                 CKE RESTAURANTS INC                             164             2,854                 0.01%
                                 CKX INC COM ***                                 383             5,006                 0.01%
                                 COLUMBIA SPORTSWEAR CO COM ***                   63             3,360                 0.01%
                                 CORINTHIAN COLLEGS INC ***                    2,745            39,528                 0.10%
                                 COST PLUS WORLD MKT COM ***                   1,495            25,565                 0.06%
                                 DIRECTV GROUP INC ***                         2,915            47,806                 0.12%
                                 DOW JONES & CO INC COM                          409            16,074                 0.04%
                                 ECHOSTAR COMMUNICATIONS CORP ***                362            10,813                 0.03%
                                 EDUCATION MANAGEMENT COM ***                  1,364            56,742                 0.14%
                                 ETHAN ALLEN INTERIORS INC                       208             8,740                 0.02%
                                 FOOT LOCKER INC (EX VENATOR GROUP INC)          242             5,779                 0.01%
                                 FORD MOTOR COMPANY COM STK                    1,657            13,190                 0.03%
                                 FOSSIL INC COM ***                            2,471            45,911                 0.12%
                                 GAMESTOP CORP NEW CLA COM ***                 2,978           140,383                 0.35%
                                 GANNETT INC COM                                   2               120                 0.00%
                                 GAP INC COM                                     134             2,503                 0.01%
                                 GEMSTAR-TV GUIDE INT ***                        312               955                 0.00%
                                 GENTEX CORP COM                                 183             3,195                 0.01%
                                 HARRAHS ENTMT INC COM                           918            71,567                 0.18%
                                 HELEN OF TROY CORP SHS ***                      411             8,713                 0.02%
                                 HIBBETT SPORTING GOODS INC ***                   75             2,474                 0.01%
                                 HOLLINGER INTL INC CL A                       1,206            10,106                 0.03%
                                 HOME DEPOT USD.05                             1,682            71,149                 0.18%
                                 HOT TOPIC INC COM ***                           736            10,672                 0.03%
                                 HOVNANIAN ENTERPRISES INC COM ***               446            19,593                 0.05%
                                 INTERNATIONAL GAME TECHNOLOGY COM               198             6,974                 0.02%
                                 INTL SPEEDWAY CORP CL A COM                      17               865                 0.00%
                                 ISLE OF CAPRIS CASINOS INC. ***                 930            30,950                 0.08%
                                 JARDEN CORP Com ***                           3,273           107,518                 0.27%
                                 JOANN STORES ***                              1,747            23,515                 0.06%
                                 JOS A BANK CLOTHIERS INC COM ***                692            33,181                 0.08%
                                 K2 INC COM ***                                  881            11,057                 0.03%
                                 KELLWOOD CO COM                               1,946            61,085                 0.15%
                                 KERZNER INTL LTD ***                              2               156                 0.00%
                                 KOHL'S CORP COM ***                           1,436            76,122                 0.19%
                                 LAMAR ADVERTISING CO COM ***                    733            38,563                 0.10%
                                 LAS VEGAS SANDS ***                             283            16,035                 0.04%
                                 LEAR CORPORATION COM                          1,248            22,127                 0.06%
                                 LEE ENTERPRISES INC COM                         669            22,271                 0.06%
                                 LEVITT CORP CL A                                113             2,491                 0.01%
                                 LIZ CLAIBORNE INC                             2,336            95,729                 0.24%
                                 M D C CORP COLO COM                             416            26,753                 0.07%
                                 M/I HOMES INC COM                             1,400            65,800                 0.17%
                                 MARINEMAX INC COM STK ***                       964            32,313                 0.08%
                                 MARVEL ENT INC COM ***                        4,878            98,145                 0.25%
                                 MATTEL INC COM                                  567            10,280                 0.03%
                                 MCGRAW-HILL USD1                                595            34,284                 0.09%
                                 MONACO COACH CORP COM                           388             5,199                 0.01%
                                 NEW YORK TIMES CO CL A                          161             4,075                 0.01%
                                 NEWELL RUBBERMAID INC COM                        47             1,184                 0.00%
                                 NEWS CORP INC CL-B                            1,245            21,862                 0.05%
                                 OUTBACK STEAKHOUSE INC COM                      704            30,976                 0.08%
                                 PEP BOYS MANNY MOE & JACK COM                   399             6,029                 0.02%
                                 POLARIS INDS INC COM                            205            11,185                 0.03%
                                 PROQUEST CO (EX BELL & HOWELL CO) ***           731            15,636                 0.04%
                                 QUICKSILVER INC COM ***                         499             6,916                 0.02%
                                 RCNCORPORATION NEW ***                        4,663           120,772                 0.31%
                                 RUBY TUESDAY INC COM                            113             3,625                 0.01%
                                 RYANS RESTAURANT GROUP INC ***                  380             5,510                 0.01%
                                 SAKS INCORPORATED COM STK ***                   225             4,343                 0.01%
                                 SCIENTIFIC GAMES ***                            363            12,752                 0.03%
                                 SHERWIN-WILLIAMS CO USD1 COM                    584            28,873                 0.07%
                                 SHUFFLE MASTER INC COM ***                      191             6,826                 0.02%
                                 SONIC AUTOMOTIVE INCCL A COM                    679            18,849                 0.05%
                                 SONIC CORP COM ***                              702            16,441                 0.04%
                                 SOTHEBY'S USD.10 'A' ***                      2,073            60,200                 0.15%
                                 SOURCE INTERLINK COS INC COM ***              1,905            21,717                 0.05%
                                 STANLEY WORKS                                    96             4,863                 0.01%
                                 STAPLES INC COM                                  53             1,353                 0.00%
                                 THOR INDS INC COM                               242            12,913                 0.03%
                                 TJX COS INC USD COM                             207             5,138                 0.01%
                                 TOLL BROS INC COM ***                           440            15,237                 0.04%
                                 TOO INC COM ***                                  72             2,473                 0.01%
                                 TUESDAY MORNING CORPCOM                         536            12,376                 0.03%
                                 UNITED AUTO GROUP INC COM                         5               215                 0.00%
                                 WILLIAMS SONOMA INC COM                         309            13,102                 0.03%
                                 YUM BRANDS INC                                  159             7,769                 0.02%
                                 ZALE CORP NEW COM ***                         1,317            36,916                 0.09%
                                                                                     ------------------         -------------
                                                                                             2,405,145                 6.05%
                                                                                     ------------------         -------------
          Consumer, Non-Cyclical
                                 ALLIANCE ONE INT ***                            514             2,498                 0.01%
                                 ARCHER DANIELA COMM                           1,825            61,411                 0.15%
                                 CENTRAL EUROPEAN DIST CORP COM ***            2,158            82,975                 0.21%
                                 CENTRAL GARDEN & PETCO ***                      258            13,710                 0.03%
                                 CLOROX CO COM                                   978            58,533                 0.15%
                                 DEL MONTE FOODS CO                            1,084            12,856                 0.03%
                                 DELTA & PINE LAND COM                         2,034            61,345                 0.15%
                                 GREAT ATLANTIC & PACTEA INC COM ***           1,377            48,099                 0.12%
                                 HAIN CELESTIAL GRP INC ***                      185             4,845                 0.01%
                                 HEINZ H J CO COM                              1,414            53,619                 0.13%
                                 MOLSON COORS BREWING                          1,499           102,861                 0.26%
                                 NBTY INC COM ***                                 78             1,757                 0.00%
                                 PEPSI BOTTLING GROUPINC                         364            11,062                 0.03%
                                 REVLON INC CL A COM ***                       1,082             3,419                 0.01%
                                 SANDERSON FARMS INC                             158             3,539                 0.01%
                                 SPECTRUM BRANDS INC ***                         146             3,171                 0.01%
                                 UNITED NATURAL FOODSINC COM ***               1,280            44,762                 0.11%
                                 UNIVERSAL CORP COM                                5               184                 0.00%
                                 WRIGLEY WM JR                                 1,735           111,039                 0.29%
                                                                                     ------------------         -------------
                                                                                               681,685                 1.71%
                                                                                     ------------------         -------------
          Energy
                                 ANADARKO PETE CORP COM                          919            92,828                 0.23%
                                 APACHE CORP COM                               1,007            65,969                 0.17%
                                 ATP OIL & GAS ***                             2,619           115,000                 0.29%
                                 ATWOOD OCEANICS INC COM ***                     942            47,576                 0.12%
                                 BAKER HUGHES INC COM                            919            62,860                 0.16%
                                 BRONCO DRILLING CO ***                          283             7,443                 0.02%
                                 CABOT OIL AND GAS CORP COM                      888            42,562                 0.11%
                                 CARBO CERAMICS INC COM                          178            10,130                 0.03%
                                 CHENIERE ENERGY INC ***                         518            21,015                 0.05%
                                 CHESAPEAKE ENERGY CORP COM                    7,052           221,503                 0.56%
                                 CHEVRON CORPORATION                           1,261            73,100                 0.18%
                                 CIMAREX ENERGYCOMPANY                         2,912           125,973                 0.32%
                                 COMSTOCK RESOURCES INC ***                      944            28,027                 0.07%
                                 CONOCOPHILLIPS                                  974            61,508                 0.15%
                                 CONSOL ENERGY INC COM                           999            74,086                 0.19%
                                 DELTA PETE CORP COM NEW ***                   1,907            40,085                 0.10%
                                 DENBURY RES CAD COM (USD) ***                 2,390            75,691                 0.19%
                                 DEVON ENERGY CORP COM STK                       260            15,904                 0.04%
                                 EL PASO CORP COM                              3,103            37,391                 0.09%
                                 ENERGY PARTNERS ***                             965            22,755                 0.06%
                                 ENSCO INTL INC COM                            1,478            76,043                 0.19%
                                 FMC TECHNOLOGIES ***                            810            41,488                 0.10%
                                 FOREST OIL CORP ***                           1,309            48,669                 0.12%
                                 GLOBALSANTAFE CORP                            1,066            64,760                 0.16%
                                 GOODRICH PETROLEUM CORP ***                      16               432                 0.00%
                                 HALLIBURTON CO COM                            1,250            91,275                 0.23%
                                 HANOVER COMPRESSOR CO COM ***                 3,029            56,400                 0.14%
                                 HELIX ENERGY SOLU GRP INC COM ***               768            29,107                 0.07%
                                 HELMERICH & PAYNE INC COM                       383            26,741                 0.07%
                                 HYDRIL CO ***                                   189            14,733                 0.04%
                                 KCS ENERGY INC COM NEW ***                      647            16,822                 0.04%
                                 KINDER MORGAN                                     2               184                 0.00%
                                 LONE STAR TECHNOLOGIES INC ***                  527            29,201                 0.07%
                                 MASSEY ENERGY COM STK                           835            30,118                 0.08%
                                 MAVERICK TUBE USD.01 ***                      1,675            88,758                 0.22%
                                 NATIONAL-OILWELL VARCO INC COM ***              734            47,064                 0.12%
                                 NEWFIELD EXPL CO COM ***                      1,391            58,283                 0.15%
                                 NOBLE CORP                                      258            20,924                 0.05%
                                 NOBLE ENERGY INC                              1,237            54,329                 0.14%
                                 OCCIDENTAL PETE COM                             405            37,523                 0.09%
                                 OCEANEERING INTL INCCOM ***                     151             8,652                 0.02%
                                 OVERSEAS SHIPHOLDING                            243            11,647                 0.03%
                                 PATTERSON-UTI ENERGY INC                        859            27,454                 0.07%
                                 PEABODY ENERGY CORP COM                         381            19,206                 0.05%
                                 PLAINS ALL AMERICAN PIPELINE L/P                106             4,768                 0.01%
                                 POGO PRODUCING CO COM                           813            40,853                 0.10%
                                 PRIDE INTL INC COM ***                        2,698            84,124                 0.21%
                                 QUICKSILVER RESOURCEINC ***                   1,164            45,000                 0.11%
                                 ROWAN CO INC COM                              1,911            84,008                 0.21%
                                 SCHLUMBERGER USD.01 COM                         886            56,071                 0.14%
                                 SEACOR HLDH INC COM ***                         410            32,472                 0.08%
                                 SMITH INTL INC                                1,124            43,791                 0.11%
                                 ST MARY LD & EXPL CO                            391            15,965                 0.04%
                                 STONE ENERGY CORP COM ***                       600            26,478                 0.07%
                                 SWIFT ENERGY CO COM ***                         146             5,469                 0.01%
                                 TESORO CORP COM                                 337            23,031                 0.06%
                                 TIDEWATER INC                                 1,573            86,877                 0.22%
                                 UNVRSL COMPRESS ***                             867            43,931                 0.11%
                                 VERITAS DGC INC COM ***                           6               272                 0.00%
                                 WEATHERFORD INTL LTD BERMUDA ***                823            37,652                 0.09%
                                 WHITING PETROLEUM CORP COM ***                3,066           125,675                 0.32%
                                                                                     ------------------         -------------
                                                                                             2,897,656                 7.27%
                                                                                     ------------------         -------------
          Financial
                                 1ST INDL RLTY TR COM                            716            30,566                 0.08%
                                 AFFILIATED MANAGERS GROUP INC COM ***           596            63,540                 0.16%
                                 AMERICAN EXPRESS CO                             519            27,273                 0.07%
                                 AMERICAN HOME MTG INVT CORP COM               1,037            32,365                 0.08%
                                 AON CORP                                          6               249                 0.00%
                                 BANK NEW YORK INC COM                         1,160            41,806                 0.11%
                                 BANKATLANTIC BANCORPCL A NON VTG              3,150            45,329                 0.11%
                                 BANKUNITED FINL CORPCL A                        294             7,950                 0.02%
                                 BEAR STEARNS USD1                                16             2,219                 0.01%
                                 BERKLEY W R CORP COM                          514.5            19,915                 0.05%
                                 BOSTON PROPERTIES INC                           540            50,355                 0.13%
                                 BROOKLINE BANCORP INC                         4,844            75,034                 0.19%
                                 BROWN & BROWN INC COM STK                     2,818            93,558                 0.24%
                                 CALAMOS ASSET MANAGEMENT-A COM                2,489            93,089                 0.23%
                                 CAMDEN PPTY TR SH BEN INT                       166            11,960                 0.03%
                                 CARRAMERICA REALTY CORP COM                      14               625                 0.00%
                                 CBL & ASSOC PROPERTIES INC                       27             1,146                 0.00%
                                 CH SCHWAB USD COM                               213             3,666                 0.01%
                                 CHICAGO MERCANTL                                302           135,145                 0.34%
                                 COLONIAL PROPERTIES TRUST COM                   114             5,715                 0.01%
                                 COMMERCE BANCORP INCN J COM                   1,990            72,934                 0.18%
                                 DEVELOPERS DIVERSIFIED RLTY                     527            28,853                 0.07%
                                 DIME CMNTY BANCORP INC COM                      292             4,196                 0.01%
                                 DUKE REALTY CORP COM NEW                         50             1,898                 0.00%
                                 E TRADE FIN CORP ***                            526            14,191                 0.04%
                                 EAST WEST BANCORP INC                         2,153            82,998                 0.21%
                                 F N B CORP PA COM                               403             6,891                 0.02%
                                 FIDELITY BANKSHARES INC                         998            33,563                 0.08%
                                 FIFTH THIRD BANCORP COM                       2,461            96,865                 0.24%
                                 FIRST HORIZON NATL CORP                         339            14,119                 0.04%
                                 FLAGSTAR BANCORP INCCOM                         349             5,270                 0.01%
                                 GALLAGHER ARTHUR J & CO COM                   4,202           116,858                 0.29%
                                 GOLDEN WEST FINL CORP DEL COM                     2               136                 0.00%
                                 HANOVER INS GROUP INC COM                     1,112            58,291                 0.15%
                                 HCC INS HLDGS INC COM                            52             1,810                 0.00%
                                 HEALTHCARE REALTY TRUST COM                     526            19,662                 0.05%
                                 HILB ROGAL & HOBBS CO                           998            41,138                 0.10%
                                 HOME PROPERTIES INC COM                         182             9,300                 0.02%
                                 HOSPITALITY PPTYS TR COM SH BEN INT               5               218                 0.00%
                                 HRPT PROPERTIES TRUST                         1,570            18,432                 0.05%
                                 HUDSON CITY BANCORP INC                         299             3,974                 0.01%
                                 HUNTINGTON BANCSHARES INC                        48             1,158                 0.00%
                                 INTERCONTINENTAL EXCHANGE ***                 1,170            80,789                 0.20%
                                 INTERNATIONAL SECURITIES EXCHANGEINC             92             3,832                 0.01%
                                 INVESTORS FINL SVCS CORP COM                     37             1,734                 0.00%
                                 ISTAR FINANCIAL INC COM STK                     204             7,809                 0.02%
                                 KILROY REALTY CORP COM                           38             2,936                 0.01%
                                 KNIGHT CAPITAL GROUPINC CL A COM ***          3,212            44,743                 0.11%
                                 MACK-CALI REALTY CORP REIT                       69             3,312                 0.01%
                                 MARKEL CORP COM ***                             168            56,730                 0.14%
                                 MARSH & MCLENNAN COS INC COM                  3,833           112,537                 0.29%
                                 MIDWEST BANC HLDGS INC COM                    3,426            88,870                 0.23%
                                 NATIONAL FIN PARTNER                            555            31,369                 0.08%
                                 NEW PLAN EXCEL REALTY TRUST REITS                74             1,920                 0.00%
                                 OCWEN FINL CORP COM ***                         549             5,611                 0.01%
                                 PENNSYLVANIA REAL ESTATE INVT TR                 37             1,628                 0.00%
                                 PEOPLE'S BANK BRIDGEPORT CONN                 3,767           123,369                 0.32%
                                 POTLATCH HOLDINGS INC COM                        14               600                 0.00%
                                 PRIVATEBANCORP INC COMM                         401            16,637                 0.04%
                                 RECKSON ASSOCS RLTY CORP                        795            36,427                 0.09%
                                 SIGNATURE BANK ***                            3,828           124,755                 0.31%
                                 SVB FINL GROUP COM ***                          111             5,889                 0.01%
                                 TAUBMAN CENTERS INC COM                          29             1,208                 0.00%
                                 TEXAS REGL BANCSHARES CL A                    772.2            22,772                 0.06%
                                 TORCHMARK CORP COM                              296            16,902                 0.04%
                                 T-ROWE PRICE GROUP INC                          111             8,681                 0.02%
                                 UCBH HOLDINGS INC COM                         3,405            64,423                 0.17%
                                 VALLEY NATL BANCORP COM                         840            20,496                 0.05%
                                 WADDELL & REED FINANCIAL INC                  4,297            99,261                 0.26%
                                 WHITNEY HLDG CORP COM                            66             2,340                 0.01%
                                 WILMINGTON TR CORP COM                           75             3,251                 0.01%
                                 WINTRUST FINCL CORP COM                         882            51,306                 0.13%
                                                                                     ------------------         -------------
                                                                                             2,416,396                 6.07%
                                                                                     ------------------         -------------
          Health Care
                                 ADVANCED MED OPTICS ***                       2,736           127,607                 0.32%
                                 ALEXION PHARMACEUTICALS INC COM ***              81             2,869                 0.01%
                                 ALIGN TECH INC ***                            1,030             9,445                 0.02%
                                 AMEDISYS INC COM ***                          1,794            62,342                 0.16%
                                 AMERICAN MEDICAL SYS HLDGS ***                  204             4,590                 0.01%
                                 AMERICAN RETIREMENT CORP COM ***                135             3,459                 0.01%
                                 AMYLIN PHARMACEUTICALS INC ***                    4               196                 0.00%
                                 ANALOGIC CORP COM USD $0.05                   1,289            85,332                 0.21%
                                 ANDRX GROUP ***                               4,230           100,420                 0.25%
                                 APPLERA CORPORATION CELERA GENOMICS ***          55               643                 0.00%
                                 BARR PHARMACEUTICALSINC COM ***               1,701           107,129                 0.27%
                                 CELGENE CORPORATION COM ***                   1,041            46,033                 0.12%
                                 CEPHALON INC COM ***                              2               121                 0.00%
                                 Charles River Laboratories International ***  1,424            69,804                 0.18%
                                 COOPER COS INC COM NEW                        1,328            71,752                 0.18%
                                 COVANCE INC COM ***                             119             6,991                 0.02%
                                 CV THERAPEUTICS INC COM ***                   2,365            52,219                 0.13%
                                 CYBERONICS INC COM ***                          282             7,267                 0.02%
                                 DAVITA INC COM ***                            1,589            95,674                 0.24%
                                 DIGENE CORP COM ***                              29             1,134                 0.00%
                                 DIONEX CORP COM ***                              52             3,197                 0.01%
                                 ERESEARCHTECHNOLOGY INC ***                     547             7,871                 0.02%
                                 EXPRESS SCRIPTS INC COM ***                       3               264                 0.00%
                                 FST HORIZON PHM ***                           2,701            68,092                 0.17%
                                 HILLENBRAND INDS INC COM                        396            21,776                 0.05%
                                 HUMAN GENOME SCIENCES INC ***                 2,851            30,990                 0.08%
                                 IDEXX LABORATORIES INC COM ***                   14             1,209                 0.00%
                                 INTRALASE ***                                 2,313            53,662                 0.13%
                                 INVACARE CORP COM                                81             2,516                 0.01%
                                 INVITROGEN CORP ***                              51             3,577                 0.01%
                                 LCA-VISION INC COM PAR $.001                    577            28,913                 0.07%
                                 MANOR CARE INC COM STK                        1,379            61,159                 0.15%
                                 MERGE TECHNOLOGIES INC COM ***                2,254            35,996                 0.09%
                                 MERIT MED SYS INC COM ***                     1,502            18,039                 0.05%
                                 MGI PHARMACEUTICALS INC ***                   1,189            20,808                 0.05%
                                 MYLAN LABS INC COM                              596            13,946                 0.04%
                                 OMNICARE INC COM                              1,561            85,839                 0.22%
                                 PAR PHARMACEUTICAL COS INC ***                1,355            38,184                 0.10%
                                 PDL BIOPHARMA INC COM ***                     2,254            73,931                 0.19%
                                 PEDIATRIX MEDICAL GROUP INC COM ***             322            16,525                 0.04%
                                 PSS WORLD MED INC COM ***                        46               887                 0.00%
                                 PSYC SOLUTIONS ***                            3,820           126,557                 0.32%
                                 RADIATION THRPY ***                             376             9,592                 0.02%
                                 RESMED INC COM STK USD.004 ***                  700            30,786                 0.08%
                                 SEROLOGICALS CORP COM ***                       574            14,040                 0.04%
                                 SONOSIGHT INC COM ***                           478            19,426                 0.05%
                                 SUNRISE SENIOR LIVING INC ***                    69             2,689                 0.01%
                                 TELIK INC ***                                    94             1,820                 0.00%
                                 TENET HEALTHCARE CORP COM ***                    71               524                 0.00%
                                 THERMO ELECTRON CORPCOM ***                     366            13,575                 0.03%
                                 VENTIV HLTH INC ***                             388            12,889                 0.03%
                                 VERTEX PHARMACEUTICALS INC ***                  454            16,611                 0.04%
                                 WRIGHT MEDICAL ***                            1,837            36,280                 0.09%
                                                                                     ------------------         -------------
                                                                                             1,727,197                 4.34%
                                                                                     ------------------         -------------

          Industrial
                                 ACCURIDE CORP COM ***                           277             3,186                 0.01%
                                 ACTUANT CORP CL-A COM                           108             6,612                 0.02%
                                 AGCO CORP COM ***                             2,599            53,903                 0.14%
                                 ALLIED WASTE INDS INC ***                    12,561           153,747                 0.40%
                                 AMERICAN PWR CONVERSION CORP COM                985            22,763                 0.06%
                                 AMERICAN STANDARD COMPANIES INC COM           1,421            60,904                 0.15%
                                 ARGON ST INC ***                              3,428           114,941                 0.30%
                                 ARMOR HLDGS INC COM ***                         455            26,522                 0.07%
                                 BANTA CORP COM                                   11               572                 0.00%
                                 BRINKS CO COM                                   151             7,665                 0.02%
                                 C H ROBINSON WORLDWIDE INC                       21             1,031                 0.00%
                                 CATERPILLAR INC COM                               3               215                 0.00%
                                 CENDANT CORP COM ***                          2,705            46,932                 0.12%
                                 CINTAS CORP COM                                  82             3,495                 0.01%
                                 CNF INC COM                                       6               300                 0.00%
                                 COINSTAR INC COM ***                            167             4,327                 0.01%
                                 COOPER IND INC CL A                              78             6,778                 0.02%
                                 COPART INC COM ***                              261             7,164                 0.02%
                                 CORRECTIONS CORP OF AMERICA NEW ***              66             2,983                 0.01%
                                 COVANTA HLDG CORP COM ***                     3,133            52,227                 0.13%
                                 CUBIC CORP COM                                   90             2,155                 0.01%
                                 DANAHER CORP COM                              1,278            81,217                 0.20%
                                 DEERE & CO COM                                1,563           123,555                 0.32%
                                 DOVER CORP USD1                                 272            13,208                 0.03%
                                 ESSEX CORP COM ***                               81             1,784                 0.00%
                                 EXPEDITORS INTL WASH INC COM                     65             5,615                 0.01%
                                 FLOWSERVE CORP COM ***                        1,862           108,629                 0.27%
                                 GENCORP INC USD COM ***                          69             1,418                 0.00%
                                 GENERAL ELEC CO COM STK                       3,433           119,400                 0.30%
                                 GRACO INC COM                                   108             4,906                 0.01%
                                 GRIFFON CORP COM ***                            237             5,887                 0.01%
                                 HARSCO CORP COM                                 213            17,598                 0.04%
                                 HEXCEL CORP COM NEW ***                       5,613           123,318                 0.32%
                                 IKON OFFICE SOL COM                           1,396            19,893                 0.05%
                                 JETBLUE AIRWAYS ***                           3,886            41,658                 0.10%
                                 JLG IND INC COM                                 445            13,702                 0.03%
                                 KORN/FERRY INTERNATIONAL ***                     36               734                 0.00%
                                 MASCO CORP COM                                  420            13,646                 0.03%
                                 MONSTER WORLDWIDE INC COM ***                   110             5,485                 0.01%
                                 MUELLER INDS INC COM                             60             2,141                 0.01%
                                 NAVIGANT CONSULTING CO ***                    5,437           116,080                 0.29%
                                 NORDSON CORP COM                                  4               199                 0.00%
                                 PENTAIR INC COM                                  43             1,752                 0.00%
                                 REPUBLIC AIRWYS ***                             318             4,710                 0.01%
                                 REPUBLIC SERVICES INC COM                       125             5,314                 0.01%
                                 ROBERT HALF INTL INCCOM                          51             1,969                 0.00%
                                 ROCKWELL AUTOMATION SHS                       1,714           123,254                 0.31%
                                 ROCKWELL COLL                                    48             2,705                 0.01%
                                 ROPER INDS INC NEW COM                          253            12,303                 0.03%
                                 RYDER SYSTEM INC                              1,097            49,124                 0.12%
                                 SPX CORP COM                                    464            24,787                 0.06%
                                 TEREX CORP NEW COM ***                          163            12,916                 0.03%
                                 TORO CO COM                                     126             6,017                 0.02%
                                 TYCO INTERNATIONAL LTD COM                    8,345           224,314                 0.56%
                                 UNITED RENTALS INC COM STK ***                  364            12,558                 0.03%
                                 WABASH COM                                    2,330            46,017                 0.12%
                                 WASTE CONNECTIONS INC COM ***                   363            14,451                 0.04%
                                 WATSON WYATT WORLDWIDE INC CLASS A              495            16,127                 0.04%
                                 WILLIAMS SCOTSMAN INTL INC COM ***              211             5,285                 0.01%
                                 YRC WORLDWIDE INC COM ***                     1,533            58,345                 0.15%
                                                                                     ------------------         -------------
                                                                                             2,020,443                 5.08%
                                                                                     ------------------         -------------

          Technology
                                 3COM CORP COM ***                               912             4,669                 0.01%
                                 ADTRAN INC COM                                    1                26                 0.00%
                                 AEROFLEX INC COM ***                            162             2,224                 0.01%
                                 AGILENT TECHNOLOGIESINC. ***                    243             9,125                 0.02%
                                 ALLIANCE DATA ***                               472            22,075                 0.06%
                                 ALTERA CORP COM ***                           2,142            44,211                 0.11%
                                 AMPHENOL CORP COM CL A                        1,373            71,643                 0.18%
                                 ANDREW CORP COM ***                              79               970                 0.00%
                                 ANIXTER INTL INC COM ***                        121             5,781                 0.01%
                                 ATMEL CORP COM STK ***                          334             1,576                 0.00%
                                 ATMI INC COM ***                              1,056            31,891                 0.08%
                                 AVID TECHNOLOGY INC COM ***                     159             6,910                 0.02%
                                 AVNET INC COM ***                               119             3,020                 0.01%
                                 AVOCENT CORP COM STK ***                        202             6,411                 0.02%
                                 BEA SYSTEMS INC COM ***                      15,038           197,449                 0.50%
                                 BENCHMARK ELETRONICS ***                        456            11,658                 0.03%
                                 BISYS GROUP INC COM ***                         312             4,206                 0.01%
                                 BLACK BOX CORP COM                               10               481                 0.00%
                                 BROOKS AUTOMATION INC ***                       713            10,153                 0.03%
                                 C D W CORP COM                                1,632            96,043                 0.24%
                                 CHECKFREE CORP ***                               18               909                 0.00%
                                 CITRIX SYSTEMS INC COM ***                       62             2,350                 0.01%
                                 COGENT INC ***                                  155             2,843                 0.01%
                                 COGNIZANT TECH SOLUTIONS CORP COM ***         2,180           129,688                 0.33%
                                 COMMSCOPE INC COM ***                         1,771            50,562                 0.13%
                                 CYPRESS SEMICONDUCTORS CORP COM ***           1,286            21,798                 0.05%
                                 DAKTRONICS INC COM                              217             7,921                 0.02%
                                 DIEBOLD INC COM                                 107             4,398                 0.01%
                                 DIGITAL RIVER INC COM STK ***                   911            39,729                 0.10%
                                 DITECH COMMUNICATIONS CORP COM ***            1,090            11,391                 0.03%
                                 E M C CORP MASS COM ***                         504             6,870                 0.02%
                                 ELECTRONIC DATA SYS CORP COM                    753            20,203                 0.05%
                                 EPICOR SOFTWARE CORP ***                      1,168            15,686                 0.04%
                                 EQUINIX INC ***                                 967            62,101                 0.16%
                                 EURONET WORLDWIDE ***                           369            13,959                 0.04%
                                 F5 NETWORKS INC COM ***                         140            10,149                 0.03%
                                 FIDELITY NATL INFO SYSTEMS SVCS COM             310            12,571                 0.03%
                                 FLIR SYSTEMS INC COM ***                        472            13,410                 0.03%
                                 GATEWAY INC COM ***                             375               821                 0.00%
                                 GENESIS MICROCHIP INC DE ***                     17               290                 0.00%
                                 GOOGLE ***                                      200            78,000                 0.20%
                                 HEARTLAND PAYMENT SYSTEMS ***                   123             3,047                 0.01%
                                 HENRY JACK & ASSOC INC COM                      365             8,348                 0.02%
                                 HUTCHINSON TECHNOLOGY INC ***                 4,494           135,584                 0.33%
                                 INGRAM MICRO CL A COM ***                     6,119           122,380                 0.31%
                                 INTERDIGITAL COMMUNICATIONS CORP ***            407             9,980                 0.03%
                                 INTL RECTIFIER CORP COM ***                   2,708           112,192                 0.28%
                                 J2 GLOBAL COMM INC ***                          409            19,223                 0.05%
                                 JUPITERMEDIA ***                                 17               306                 0.00%
                                 KANBAY INTL ***                                 364             5,555                 0.01%
                                 LEXMARK INTL GROUP INC COM ***                  832            37,756                 0.09%
                                 MACROVISION CORP COM ***                        938            20,777                 0.05%
                                 MAXIM INTEGRATED PRODUCTS INC.                2,244            83,365                 0.21%
                                 MEMC ELECTR MATERIALS INC COM ***               715            26,398                 0.07%
                                 MKS INSTRUMENTS INC COM ***                     301             7,052                 0.02%
                                 MOLEX USD.05 COM                                349            11,587                 0.03%
                                 MPS GROUP INC ***                               631             9,654                 0.02%
                                 NCR CORPORATION COM ***                           9               376                 0.00%
                                 NETWORK APPLIANCE INC COM ***                   411            14,808                 0.04%
                                 NUANCE COMM INC ***                             748             8,834                 0.02%
                                 OPSWARE ***                                      73               626                 0.00%
                                 ORACLE CORP COM ***                          17,946           245,681                 0.61%
                                 PACKETEER INC COM STK ***                       101             1,172                 0.00%
                                 PHOTRONICS INC COM STK ***                    3,239            60,764                 0.15%
                                 PLANTRONICS INC NEW COM                       1,545            54,739                 0.14%
                                 PLEXUS CORP COM ***                             183             6,875                 0.02%
                                 PMC SIERRA INC COM ***                        6,501            79,897                 0.20%
                                 POLYCOM INC COM ***                             883            19,143                 0.05%
                                 QUANTUM CORP / DLT AND STORAGE SYSTEMS ***      191               714                 0.00%
                                 ROFIN-SINAR TECH INC COM ***                     59             3,194                 0.01%
                                 ROGERS CORP COM ***                             177             9,643                 0.02%
                                 RSA SECURITY INC COM STK ***                  4,270            76,604                 0.19%
                                 SAPIENT CORP COM ***                          1,436            10,957                 0.03%
                                 SEMTECH CORPORATION COM ***                     120             2,147                 0.01%
                                 SIGMATEL INC ***                                156             1,363                 0.00%
                                 SILICON LABORATORIESINC COM STK ***           1,318            72,424                 0.18%
                                 SINA CORP COM SHS ***                         1,547            43,161                 0.11%
                                 SOHU COM INC ***                                147             3,923                 0.01%
                                 SRA INTL INC ***                                812            30,637                 0.08%
                                 SYMANTEC CORP COM ***                         1,424            23,966                 0.06%
                                 TEKELEC COM ***                                 222             3,070                 0.01%
                                 TEKTRONIX INC                                    17               607                 0.00%
                                 TELLABS INC COM ***                           2,393            38,048                 0.10%
                                 TESSERA TECHNOLOGIESINC COM ***                 218             6,993                 0.02%
                                 TIBCO SOFTWARE INC USD COM ***                   95               794                 0.00%
                                 UTSTARCOM INC ***                               249             1,566                 0.00%
                                 VISHAY INTERTECHNLGYINC ***                   1,518            21,616                 0.05%
                                 WEBEX COMMUNICATIONS INC ***                  1,022            34,410                 0.09%
                                 WIND RIVER SYS INC COM ***                      330             4,108                 0.01%
                                 WITNESS SYS ***                               2,936            74,574                 0.19%
                                 WRIGHT EXPRESS ***                            3,294            92,396                 0.23%
                                 XEROX CORP COM ***                            1,878            28,546                 0.07%
                                 ZEBRA TECHNOLOGIES CORP ***                       5               224                 0.00%
                                                                                     ------------------         -------------
                                                                                             2,727,975                 6.86%
                                                                                     ------------------         -------------
          Utilities
                                 ALLEGHENY ENERGY INCCOM STK ***               3,493           118,238                 0.30%
                                 ALLIANT ENERGY CORP USD COM ***                 401            12,619                 0.03%
                                 AQUA AMERICA INC                              3,727           103,685                 0.26%
                                 CALIFORNIA WATER SERVICE GRP HLDG CO            324            14,596                 0.04%
                                 DPL INC COM                                   4,570           123,390                 0.32%
                                 DUKE ENERGY CORP COM                          1,419            41,364                 0.10%
                                 ENERGY EAST CORPORATION                          67             1,628                 0.00%
                                 EQUITABLE RES INC COM                         3,223           117,672                 0.30%
                                 EXELON CORP COM                                 554            29,307                 0.07%
                                 FIRST ENERGY CORP COM                            63             3,081                 0.01%
                                 ITC HOLDINGS CORP                             1,382            36,277                 0.09%
                                 NISOURCE INC COM STK                            113             2,285                 0.01%
                                 NORTHEAST UTILS COM                             493             9,628                 0.02%
                                 OGE ENERGY CORP COM                             727            21,083                 0.05%
                                 P G & E CORPORATION COM                         723            28,125                 0.07%
                                 PEOPLES ENERGY CORP COM                         493            17,571                 0.04%
                                 PROGRESS ENERGY INC COM                          39             1,715                 0.00%
                                 QUESTAR CORP COM                                  3               210                 0.00%
                                 RELIANT ENERGY INC COM ***                    5,508            58,274                 0.15%
                                 SIERRA PACIFIC RESOURCES ***                    176             2,430                 0.01%
                                                                                     ------------------         -------------
                                                                                               743,178                 1.87%
                                                                                     ------------------         -------------

                                 Total common stocks sold short
                                      (cost - $ 15,830,139)                               $ 16,451,482                41.35%
                                                                                     ------------------         -------------

   American Depository Receipts

     Bahamas
                     Energy
                                           TEEKAY SHIPPING CORPCOM STK                 680          $ 25,208                 0.06%
                                                                                           ------------------         -------------

     Brazil
                     Basic Materials
                                           ARACRUZ CELULOSE SA SPONS ADR             1,556            82,375                 0.21%
                                                                                           ------------------         -------------

     Canada
                    Consumer, Cyclical
                                         LIONS GATE ENTERTAINMENT CORP ***             330             3,350                 0.01%
                    Consumer, Non-Cyclical
                                         COTT CORP CAD COM ***                         272             3,503                 0.01%
                    Energy
                                         TALISMAN CAD COM                              155             8,243                 0.02%
                                         ULTRA PETROLEUM CORPCOM ***                   485            30,220                 0.08%
                                         PETRO-CANADA COMMON                           975            46,400                 0.12%
                                         SUNCOR ENERGY INC CAD COM                   1,066            82,103                 0.21%
                                         ENCANA                                      1,396            65,235                 0.16%
                                         PETROQUEST ENERGY INC ***                   5,246            52,932                 0.13%
                    Health Care
                                         ANGIOTECH PHARMACEUTICALS CAD COM ***         589             8,717                 0.02%
                    Technology
                                         RESEARCH IN MOTION CAD ***                    209            17,740                 0.04%
                                         ATI TECH CAD COM (USD) ***                  1,655            28,433                 0.07%
                    Basic Materials
                                         GLAMIS CAD COM ***                            256             8,366                 0.02%
                                         ALCAN INC. (USD)                              713            32,605                 0.08%
                                         GOLDCORP INC NEW CAD NPV CL A SUB VTG SH      811            23,722                 0.06%
                                         AGNICO COM                                    852            25,943                 0.07%
                                         AGRIUM CAD NPV COM                          1,122            28,342                 0.07%
                                         PAN AMERICAN SILVER CORP CAN COM ***        1,137            28,880                 0.07%
                                         MERIDIAN GOLD INC COM ***                   1,404            41,629                 0.10%
                                         KINROSS GOLD CORP NEW ***                   2,747            30,025                 0.08%
                                                                                           ------------------         -------------
                                                                                                     566,388                 1.42%
                                                                                           ------------------         -------------

     France
                    Energy
                                         TOTAL SA ADR                                   21             2,766                 0.01%
                    Consumer, Cyclical
                                         VIVENDI SPONSORED ADR                         139             4,754                 0.01%
                                                                                           ------------------         -------------
                                                                                                       7,520                 0.02%
                                                                                           ------------------         -------------

     Germany
                    Technology
                                         SAP AKTIENGESELLSCHAFT                        201            10,918                 0.03%
                                         INFINEON TECHNOLOGIES INC ***                 621             6,384                 0.02%
                                                                                           ------------------         -------------
                                                                                                      17,302                 0.05%
                                                                                           ------------------         -------------


     Great Britain
                    Energy
                                         BP PLC ADRC SPONS ADR                           3               207                 0.00%
                    Financial
                                         BARCLAYS PLC ADR                               17               796                 0.00%
                                                                                           ------------------         -------------
                                                                                                       1,003                 0.00%
                                                                                           ------------------         -------------

     Hong Kong
                    Energy
                                         CNOOC LTD ADR                                 116             9,069                 0.02%
                                                                                           ------------------         -------------

     India
                    Technology
                                         SATYAM COMPUTERADR                             45             1,969                 0.00%
                                                                                           ------------------         -------------

     Mexico
                    Basic Materials
                                         CEMEX SA SPONS ADR PART CER ***                 2               130                 0.00%
                                                                                           ------------------         -------------

     Netherlands
                    Financial
                                         ABN AMRO HLDG N V ADR                         128             3,825                 0.01%
                    Industrial
                                         CHICAGO BRIDGE & IRON C0 COM                  429            10,296                 0.03%
                                                                                           ------------------         -------------
                                                                                                      14,121                 0.04%
                                                                                           ------------------         -------------

     Singapore
                    Technology
                                         FLEXTRONICS INTL USD ***                       72               745                 0.00%
                                                                                           ------------------         -------------

     South Africa
                    Basic Materials
                                         GOLD FIELDS LTD SP ADR                        754            16,573                 0.04%
                                                                                           ------------------         -------------

     South Korea
                    Basic Materials
                                         POSCO SPONS ADR                               216            13,781                 0.04%
                    Communications
                                         SKTEL NEW(DTC)                                158             3,727                 0.01%
                                                                                           ------------------         -------------
                                                                                                      17,508                 0.05%
                                                                                           ------------------         -------------

     Switzerland
                    Financial
                                         UBS AG NEW COM                                 76             8,358                 0.02%
                                                                                           ------------------         -------------

     Taiwan
                    Technology
                                         TAIWAN SEMICONDUCTORSPONS ADR                 366             3,682                 0.01%
                                                                                           ------------------         -------------

                                        Total American depository receipts
                                             (proceeds - $737,426)                                 $ 771,951                 1.94%
                                                                                           ------------------         -------------

                                        Total investment securities sold short
                                             (proceeds - $16,567,565)                           $ 17,223,433                43.29%
                                                                                           ==================         =============

*   - Non-income producing security.

** - pledged as collateral for the trading of forwards and options on forward contracts.

*** - Security did not pay a dividend during the previous twelve months.

                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                   (Unaudited)

Note 1. PORTFOLIO VALUATION

      A.    Futures and Forward Currency Contracts

            Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities. The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The market value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 5:00 P.M. (E.T.) of the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

      B.    Investment Securities

            Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates market value.

      C.    Options

            The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period.

      D.    Foreign Currency Transactions

            The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

Note 2. DEPOSITS WITH CUSTODIAN

            The Trust deposits cash and purchased securities with a custodian subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker are satisfied by the pledge of cash and securities held by the custodian.

                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                   (Unaudited)

Note 3. TAX BASIS OF INVESTMENTS

      The U.S. federal income tax basis of the Trusts investment at March 31, 2006 was as follows:

               Investment securities                              20,239,814
               Securities sold short                             (17,223,433)
               Written options on forward currency contracts          (1,123)
               Open forward currency contracts                       217,285
               Open futures contracts                                264,879

      The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $64,351 (gross unrealized appreciation was $169,605 and gross unrealized depreciation was $105,254).

Item 2. Controls and Procedures
-------------------------------

The registrant's principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits
----------------

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        The Campbell Multi-Strategy Trust

By                /s/ Theresa D. Becks
                  --------------------
                  Theresa D. Becks, Chief Financial Officer

Date              May 30, 2006
                  ------------

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /s/ Bruce L. Cleland
                  --------------------
                  Bruce L. Cleland, Chief Executive Officer

Date              May 30, 2006
                  ------------

By                /s/ Theresa D. Becks
                  --------------------
                  Theresa D. Becks, Chief Financial Officer

Date              May 30, 2006
                  ------------